FINANCIAL STATEMENTS OF

THE GUARDIAN SEPARATE ACCOUNT N

The Guardian Separate Account N

STATEMENTS OF ASSETS AND LIABILITIES

	Guardian Integrated Research VIP Fund	Guardian Large Cap Disciplined Growth VIP Fund

	12/31/2025	12/31/2025

Assets:
Shares owned in underlying fund	92,844	134,552
Net asset value per share (NAV)	30.92	42.01

Total Assets (Shares x NAV)	$2,870,735	$5,652,545

Liabilities:
Due to The Guardian Insurance & Annuity Company, Inc.	—	—

Net Assets	$2,870,735	$5,652,545

Net Assets: Total
Contract value in accumulation period	$2,870,735	$5,652,545

Net Assets	$2,870,735	$5,652,545

Total Units Outstanding	179,003	320,504

Unit Value (Accumulation)	$16.04	$17.64

Cost of Shares in Underlying Fund	$1,753,145	$3,475,254

(1) Portfolio liquidated as of April 30, 2024

(2) Portfolio liquidated as of April 25, 2025

(3) Portfolio liquidated as of June 27, 2025

(4) Portfolio liquidated as of August 29, 2025

STATEMENT OF OPERATIONS

	Guardian Integrated Research VIP Fund	Guardian Large Cap Disciplined Growth VIP Fund
	1/1/2025 to 12/31/2025	1/1/2025 to 12/31/2025

2025 Investment Income
Income:
Reinvested dividends	$—	$—
Expenses:
Mortality expense risk and administrative charges	—	—

Net investment income/(expense)	—	—

2025 Realized and Unrealized Gain/(Loss) from Investments
Realized gain/(loss) from investments:
Net realized gain/(loss) from sale of investments	75,678	248,378
Reinvested realized gain distributions	—	—

Net realized gain/(loss) on investments	75,678	248,378
Net change in unrealized appreciation/(depreciation) of investments	308,114	534,493

Net realized and unrealized gain/(loss) from investments	383,792	782,871

2025 Net Increase/(Decrease) in Net Assets Resulting from Operations	$383,792	$782,871

(1) Portfolio liquidated as of April 30, 2024

See notes to financial statements

B-2

Investment Options
Guardian Total Return Bond VIP Fund	Guardian Small Cap Value Diversified VIP Fund	Guardian All Cap Core VIP Fund	Guardian Select Mid Cap Core VIP Fund	Guardian Small Mid Cap Core VIP Fund	Guardian Strategic Large Cap Core VIP Fund	Guardian Core Fixed Income VIP Fund
12/31/2025	12/31/2025	12/31/2025	12/31/2025	12/31/2025	12/31/2025	12/31/2025

2,997	27,594	273,344	565,706	15,098	239,210	264,588
10.27	14.25	14.02	12.48	10.43	14.92	10.97

$30,784	$393,208	$3,832,288	$7,060,017	$157,473	$3,569,018	$2,902,527

—	—	—	—	—	—	—

$30,784	$393,208	$3,832,288	$7,060,017	$157,473	$3,569,018	$2,902,527

$30,784	$393,208	$3,832,288	$7,060,017	$157,473	$3,569,018	$2,902,527

$30,784	$393,208	$3,832,288	$7,060,017	$157,473	$3,569,018	$2,902,527

2,890	33,581	252,570	533,461	13,392	230,120	264,588

$10.65	$11.71	$15.17	$13.23	$11.76	$15.51	$10.97

$27,966	$330,087	$3,028,404	$5,280,450	$136,569	$2,860,755	$2,680,685

Investment Options
Guardian Total Return Bond VIP Fund	Guardian Small Cap Value Diversified VIP Fund	Guardian All Cap Core VIP Fund	Guardian Select Mid Cap Core VIP Fund	Guardian Small Mid Cap Core VIP Fund	Guardian Strategic Large Cap Core VIP Fund	Guardian Core Fixed Income VIP Fund
1/1/2025 to 12/31/2025	1/1/2025 to 12/31/2025	1/1/2025 to 12/31/2025	1/1/2025 to 12/31/2025	1/1/2025 to 12/31/2025	1/1/2025 to 12/31/2025	1/1/2025 to 12/31/2025

$—	$—	$—	$—	$—	$—	$—

—	—	—	—	—	—	—

—	—	—	—	—	—	—

19	14,079	57,795	200,543	1,075	57,039	16,082
—	—	—	—	—	—	—

19	14,079	57,795	200,543	1,075	57,039	16,082
1,970	12,653	526,709	473,100	1,961	152,514	165,425

1,989	26,732	584,504	673,643	3,036	209,553	181,507

$1,989	$26,732	$584,504	$673,643	$3,036	$209,553	$181,507

B-3

The Guardian Separate Account N

STATEMENTS OF ASSETS AND LIABILITIES

	Guardian Short Duration Bond VIP Fund	Guardian Balanced Allocation VIP Fund
	12/31/2025	12/31/2025

Assets:
Shares owned in underlying fund	41,367	228,681
Net asset value per share (NAV)	11.22	14.33

Total Assets (Shares x NAV)	$464,141	$3,277,000

Liabilities:
Due to The Guardian Insurance & Annuity Company, Inc.	—	—

Net Assets	$464,141	$3,277,000

Net Assets: Total
Contract value in accumulation period	$464,141	$3,277,000

Net Assets	$464,141	$3,277,000

Total Units Outstanding	41,367	228,681

Unit Value (Accumulation)	$11.22	$14.33

Cost of Shares in Underlying Fund	$422,751	$2,334,680

(1) Portfolio liquidated as of April 30, 2024

(2) Portfolio liquidated as of April 25, 2025

(3) Portfolio liquidated as of June 27, 2025

(4) Portfolio liquidated as of August 29, 2025

STATEMENT OF OPERATIONS

	Guardian Short Duration Bond VIP Fund	Guardian Balanced Allocation VIP Fund

	1/1/2025 to 12/31/2025	1/1/2025 to 12/31/2025

2025 Investment Income
Income:
Reinvested dividends	$—	$—
Expenses:
Mortality expense risk and administrative charges	—	—

Net investment income/(expense)	—	—

2025 Realized and Unrealized Gain/(Loss) from Investments
Realized gain/(loss) from investments:
Net realized gain/(loss) from sale of investments	35,741	22,431
Reinvested realized gain distributions	—	—

Net realized gain/(loss) on investments	35,741	22,431
Net change in unrealized appreciation/(depreciation) of investments	(1,567)	355,465

Net realized and unrealized gain/(loss) from investments	34,174	377,896

2025 Net Increase/(Decrease) in Net Assets Resulting from Operations	$34,174	$377,896

(1) Portfolio liquidated as of April 30, 2024

See notes to financial statements

B-4

Investment Options
Guardian Equity Income VIP Fund	Victory RS Large Cap Alpha VIP Series	Victory 500 Index VIP Series	Victory High Yield VIP Series	Victory RS International VIP Series	Victory Sophus Emerging Markets VIP Series	Victory RS Small Cap Growth Equity VIP Series
12/31/2025	(2)	(4)	(4)	(4)	(3)	(4)

1,443,848	—	—	—	—	—	—
13.92	—	—	—	—	—	—

$20,098,366	$—	$—	$—	$—	$—	$—

—	—	—	—	—	—	—

$20,098,366	$—	$—	$—	$—	$—	$—

$20,098,366	$—	$—	$—	$—	$—	$—

$20,098,366	$—	$—	$—	$—	$—	$—

1,443,848	—	—	—	—	—	—

$13.92	$—	$—	$—	$—	$—	$—

$16,033,107	$—	$—	$—	$—	$—	$—

Investment Options
Guardian Equity Income VIP Fund	Victory RS Large Cap Alpha VIP Series	Victory 500 Index VIP Series	Victory High Yield VIP Series	Victory RS International VIP Series	Victory Sophus Emerging Markets VIP Series	Victory RS Small Cap Growth Equity VIP Series
1/1/2025 to 12/31/2025	1/1/2025 to 4/25/2025	1/1/2025 to 8/29/2025	1/1/2025 to 8/29/2025	1/1/2025 to 8/29/2025	1/1/2025 to 6/27/2025	1/1/2025 to 8/29/2025

$—	$119,953	$231,411	$43,608	$102,727	$36,842	$20,963

—	—	—	—	—	—	—

—	119,953	231,411	43,608	102,727	36,842	20,963

1,243,951	(951,362)	(2,010,895)	(78,438)	488,394	(217,248)	(1,515,376)
—	1,283,272	3,905,662	—	251,019.00	—	—

1,243,951	331,910	1,894,767	(78,438)	739,413	(217,248)	(1,515,376)
1,731,606	(657,376)	(19,375)	64,434	(51,258)	505,282	1,288,473

2,975,557	(325,466)	1,875,392	(14,004)	688,155	288,034	(226,903)

$2,975,557	$(205,513)	$2,106,803	$29,604	$790,882	$324,876	$(205,940)

B-5

The Guardian Separate Account N

STATEMENTS OF ASSETS AND LIABILITIES

	Gabelli Capital Asset Fund	Invesco V.I. American Franchise Fund Series I

	(2)	12/31/2025

Assets:
Shares owned in underlying fund	—	15,991
Net asset value per share (NAV)	—	81.00

Total Assets (Shares x NAV)	$—	$1,295,309

Liabilities:
Due to The Guardian Insurance & Annuity Company, Inc.	—	—

Net Assets	$—	$1,295,309

Net Assets: Total
Contract value in accumulation period	$—	$1,295,309

Net Assets	$—	$1,295,309

Total Units Outstanding	—	28,602

Unit Value (Accumulation)	$—	$45.29

Cost of Shares in Underlying Fund	$—	$1,044,589

(1) Portfolio liquidated as of April 30, 2024

(2) Portfolio liquidated as of April 25, 2025

(3) Portfolio liquidated as of June 27, 2025

(4) Portfolio liquidated as of August 29, 2025

STATEMENT OF OPERATIONS

	Gabelli Capital Asset Fund	Invesco V.I. American Franchise Fund Series I
	1/1/2025 to 4/25/2025	1/1/2025 to 12/31/2025

2025 Investment Income
Income:
Reinvested dividends	$2,480	$—
Expenses:
Mortality expense risk and administrative charges	—	—

Net investment income/(expense)	2,480	—

2025 Realized and Unrealized Gain/(Loss) from Investments
Realized gain/(loss) from investments:
Net realized gain/(loss) from sale of investments	(1,940,981)	25,899
Reinvested realized gain distributions	1,472,959	117,846

Net realized gain/(loss) on investments	(468,022)	143,745
Net change in unrealized appreciation/(depreciation) of investments	377,373	(6,128)

Net realized and unrealized gain/(loss) from investments	(90,649)	137,617

2025 Net Increase/(Decrease) in Net Assets Resulting from Operations	$(88,169)	$137,617

(1) Portfolio liquidated as of April 30, 2024

See notes to financial statements

B-6

Investment Options
Invesco V.I. Equity and Income Fund Series I	Invesco V.I. Core Equity Fund Series II	Invesco V.I. Government Securities Fund Series II	Invesco V.I. Main Street Mid Cap Fund Series II	Invesco V.I. Equity and Income Fund Series II	Invesco V.I. American Franchise Fund Series II	Invesco V.I. Global Fund Series II

12/31/2025	(2)	12/31/2025	12/31/2025	12/31/2025	12/31/2025	12/31/2025

23,488	—	6,870	20,312	2,424	1,143	11,582
18.27	—	10.54	10.50	18.12	71.95	36.30

$429,128	$—	$72,412	$213,272	$43,926	$82,258	$420,429

—	—	—	—	—	—	—

$429,128	$—	$72,412	$213,272	$43,926	$82,258	$420,429

$429,128	$—	$72,412	$213,272	$43,926	$82,258	$420,429

$429,128	$—	$72,412	$213,272	$43,926	$82,258	$420,429

13,667	—	5,072	6,356	1,655	1,520	8,221

$31.40	$—	$14.28	$33.56	$26.55	$54.13	$51.14

$419,855	$—	$72,686	$201,226	$40,608	$68,136	$405,753

Investment Options
Invesco V.I. Equity and Income Fund Series I	Invesco V.I. Core Equity Fund Series II	Invesco V.I. Government Securities Fund Series II	Invesco V.I. Main Street Mid Cap Fund Series II	Invesco V.I. Equity and Income Fund Series II	Invesco V.I. American Franchise Fund Series II	Invesco V.I. Global Fund Series II
1/1/2025 to 12/31/2025	1/1/2025 to 4/25/2025	1/1/2025 to 12/31/2025	1/1/2025 to 12/31/2025	1/1/2025 to 12/31/2025	1/1/2025 to 12/31/2025	1/1/2025 to 12/31/2025

$8,534	$—	$1,231	$189	$778	$—	$—

—	—	—	—	—	—	—

8,534	—	1,231	189	778	—	—

(2,359)	10,756	732	(547)	432	(730)	(1,445)
21,679	—	—	18,142	2,231	7,953	76,599

19,320	10,756	732	17,595	2,663	7,223	75,154
20,594	(19,302)	2,033	(2,310)	1,318	1,231	(19,540)

39,914	(8,546)	2,765	15,285	3,981	8,454	55,614

$48,448	$(8,546)	$3,996	$15,474	$4,759	$8,454	$55,614

B-7

The Guardian Separate Account N

STATEMENTS OF ASSETS AND LIABILITIES

	Alger Capital Appreciation Portfolio Class S	AB Sustainable Global Thematic Portfolio Class B

	12/31/2025	12/31/2025

Assets:
Shares owned in underlying fund	7,681	9,590
Net asset value per share (NAV)	111.03	30.26

Total Assets (Shares x NAV)	$852,807	$290,200

Liabilities:
Due to The Guardian Insurance & Annuity Company, Inc.	—	—

Net Assets	$852,807	$290,200

Net Assets: Total
Contract value in accumulation period	$852,807	$290,200

Net Assets	$852,807	$290,200

Total Units Outstanding	7,817	7,479

Unit Value (Accumulation)	$109.09	$38.80

Cost of Shares in Underlying Fund	$657,165	$324,457

(1) Portfolio liquidated as of April 30, 2024

(2) Portfolio liquidated as of April 25, 2025

(3) Portfolio liquidated as of June 27, 2025

(4) Portfolio liquidated as of August 29, 2025

STATEMENTS OF OPERATIONS

	Alger Capital Appreciation Portfolio Class S	AB Sustainable Global Thematic Portfolio Class B
	1/1/2025 to 12/31/2025	1/1/2025 to 12/31/2025

2025 Investment Income
Income:
Reinvested dividends	$—	$—
Expenses:
Mortality expense risk and administrative charges	—	—

Net investment income/(expense)	—	—

2025 Realized and Unrealized Gain/(Loss) from Investments
Realized gain/(loss) from investments:
Net realized gain/(loss) from sale of investments	520	(3,175)
Reinvested realized gain distributions	151,625	37,432

Net realized gain/(loss) on investments	152,145	34,257
Net change in unrealized appreciation/(depreciation) of investments	50,889	(18,070)

Net realized and unrealized gain/(loss) from investments	203,034	16,187

2025 Net Increase/(Decrease) in Net Assets Resulting from Operations	$203,034	$16,187

(1)	Portfolio liquidated as of April 30, 2024

See notes to financial statements

B-8

Investment Options
LVIP American Century Capital Appreciation Fund Standard Class II	LVIP American Century Mid Cap Value Fund Standard Class II	BlackRock Global Allocation V.I. Fund Class III	Davis Financial Portfolio	Davis Real Estate Portfolio	LVIP JPMorgan Short Duration Bond Fund	LVIP Fidelity Institutional AM Total Bond Fund Service Class

12/31/2025	12/31/2025	12/31/2025	12/31/2025	12/31/2025	12/31/2025	12/31/2025

3,454	10,672	665	87,983	155,547	4	24,178
15.16	19.34	13.34	17.76	12.66	9.36	8.85

$52,368	$206,497	$8,871	$1,562,571	$1,969,221	$39	$213,997

—	—	—	—	—	—	—

$52,368	$206,497	$8,871	$1,562,571	$1,969,221	$39	$213,997

$52,368	$206,497	$8,871	$1,562,571	$1,969,221	$39	$213,997

$52,368	$206,497	$8,871	$1,562,571	$1,969,221	$39	$213,997

1,037	4,181	306	21,506	33,900	—	11,440

$50.51	$49.39	$29.01	$72.66	$58.09	$—	$18.71

$57,617	$208,771	$9,145	$1,263,075	$2,276,564	$39	$219,802

Investment Options
LVIP American Century Capital Appreciation Fund Standard Class II	LVIP American Century Mid Cap Value Fund Standard Class II	BlackRock Global Allocation V.I. Fund Class III	Davis Financial Portfolio	Davis Real Estate Portfolio	LVIP JPMorgan Short Duration Bond Fund	LVIP Fidelity Institutional AM Total Bond Fund Service Class

1/1/2025 to 12/31/2025	1/1/2025 to 12/31/2025	1/1/2025 to 12/31/2025	1/1/2025 to 12/31/2025	1/1/2025 to 12/31/2025	1/1/2025 to 12/31/2025	1/1/2025 to 12/31/2025

$—	$3,859	$350	$22,969	$53,224	$1	$8,448

—	—	—	—	—	—	—

—	3,859	350	22,969	53,224	1	8,448

1,162	7,041	348	34,451	23,547	—	1,933
14,387	16,501	869	134,647	81,081	—	—

15,549	23,542	1,217	169,098	104,628	—	1,933
(10,861)	(8,956)	60	139,680	(276,260)	—	2,945

4,688	14,586	1,277	308,778	(171,632)	—	4,878

$4,688	$18,445	$1,627	$331,747	$(118,408)	$1	$13,326

B-9

The Guardian Separate Account N

STATEMENTS OF ASSETS AND LIABILITIES

	Nomura VIP Emerging Markets Series Class	Nomura VIP Small Cap Growth Series Class

	12/31/2025	12/31/2025

Assets:
Shares owned in underlying fund	5,842	4,123
Net asset value per share (NAV)	40.01	7.45

Total Assets (Shares x NAV)	$233,738	$30,720

Liabilities:
Due to The Guardian Insurance & Annuity Company, Inc.	—	—

Net Assets	$233,738	$30,720

Net Assets: Total
Contract value in accumulation period	$233,738	$30,720

Net Assets	$233,738	$30,720

Total Units Outstanding	7,656	751

Unit Value (Accumulation)	$30.53	$40.93

Cost of Shares in Underlying Fund	$166,172	$22,715

(1) Portfolio liquidated as of April 30, 2024

(2) Portfolio liquidated as of April 25, 2025

(3) Portfolio liquidated as of June 27, 2025

(4) Portfolio liquidated as of August 29, 2025

STATEMENTS OF OPERATIONS

	Nomura VIP Emerging Markets Series Class	Nomura VIP Small Cap Growth Series Class
	1/1/2025 to 12/31/2025	1/1/2025 to 12/31/2025

2025 Investment Income
Income:
Reinvested dividends	$697	$—
Expenses:
Mortality expense risk and administrative charges	—	—

Net investment income/(expense)	697	—

2025 Realized and Unrealized Gain/(Loss) from Investments
Realized gain/(loss) from investments:
Net realized gain/(loss) from sale of investments	26,526	93
Reinvested realized gain distributions	118	—

Net realized gain/(loss) on investments	26,644	93
Net change in unrealized appreciation/(depreciation) of investments	64,290	3,509

Net realized and unrealized gain/(loss) from investments	90,934	3,602

2025 Net Increase/(Decrease) in Net Assets Resulting from Operations	$91,631	$3,602

(1)	Portfolio liquidated as of April 30, 2024

See notes to financial statements

B-10

Investment Options
Nomura VIP Mid Cap Growth Series Class	Allspring VT International Equity Fund	Fidelity® VIP Equity- Income Portfolio Service Class 2	Fidelity® VIP High Income Portfolio Service Class 2	Fidelity® VIP Freedom 2020 Portfolio Service Class 2	Fidelity® VIP Freedom 2030 Portfolio Service Class 2	Fidelity® VIP Government Money Market Portfolio Service Class 2

12/31/2025	(1)	12/31/2025	12/31/2025	12/31/2025	12/31/2025	12/31/2025

57,184	—	72,381	9,924	4,341	4,798	35,277,421
7.72	—	28.13	4.61	13.13	17.53	1.00

$441,460	$—	$2,036,083	$45,751	$56,999	$84,115	$35,277,421

—	—	—	—	—	—	—

$441,460	$—	$2,036,083	$45,751	$56,999	$84,115	$35,277,421

$441,460	$—	$2,036,083	$45,751	$56,999	$84,115	$35,277,421

$441,460	$—	$2,036,083	$45,751	$56,999	$84,115	$35,277,421

13,780	—	33,483	1,826	2,024	2,555	2,331,048

$32.04	$20.06	$60.81	$25.06	$28.16	$32.92	$15.13

$587,440	$—	$1,754,318	$43,773	$55,689	$72,905	$35,277,421

Investment Options
Nomura VIP Mid Cap Growth Series Class	Allspring VT International Equity Fund	Fidelity® VIP Equity- Income Portfolio Service Class 2	Fidelity® VIP High Income Portfolio Service Class 2	Fidelity® VIP Freedom 2020 Portfolio Service Class 2	Fidelity® VIP Freedom 2030 Portfolio Service Class 2	Fidelity® VIP Government Money Market Portfolio Service Class 2
1/1/2025 to 12/31/2025	(1)	1/1/2025 to 12/31/2025	1/1/2025 to 12/31/2025	1/1/2025 to 12/31/2025	1/1/2025 to 12/31/2025	1/1/2025 to 12/31/2025

$—	$—	$31,626	$2,954	$1,392	$1,743	$587,006

—	—	—	—	—	—	—

—	—	31,626	2,954	1,392	1,743	587,006

(28,282)	—	63,092	40	5	235	—
99,335	—	110,944	-	2,815	3,490	—

71,053	—	174,036	40	2,820	3,725	—
(64,502)	—	111,923	1,188	2,366	5,642	—

6,551	—	285,959	1,228	5,186	9,367	—

$6,551	$—	$317,585	$4,182	$6,578	$11,110	$587,006

B-11

The Guardian Separate Account N

STATEMENTS OF ASSETS AND LIABILITIES

	Fidelity® VIP Index 500 Portfolio Initial Class	Templeton Growth VIP Fund Class 2

	12/31/2025	12/31/2025

Assets:
Shares owned in underlying fund	7,102	13,723
Net asset value per share (NAV)	660.13	14.15

Total Assets (Shares x NAV)	$4,688,137	$194,183

Liabilities:
Due to The Guardian Insurance & Annuity Company, Inc.	—	—

Net Assets	$4,688,137	$194,183

Net Assets: Total
Contract value in accumulation period	$4,688,137	$194,183

Net Assets	$4,688,137	$194,183

Total Units Outstanding	92,076	7,491

Unit Value (Accumulation)	$50.92	$25.92

Cost of Shares in Underlying Fund	$3,215,859	$189,521

(1) Portfolio liquidated as of April 30, 2024

(2) Portfolio liquidated as of April 25, 2025

(3) Portfolio liquidated as of June 27, 2025

(4) Portfolio liquidated as of August 29, 2025

STATEMENTS OF OPERATIONS

	Fidelity® VIP Index 500 Portfolio Initial Class	Templeton Growth VIP Fund Class 2
	1/1/2025 to 12/31/2025	1/1/2025 to 12/31/2025

2025 Investment Income
Income:
Reinvested dividends	$49,435	$59
Expenses:
Mortality expense risk and administrative charges	—	—

Net investment income/(expense)	49,435	59

2025 Realized and Unrealized Gain/(Loss) from Investments
Realized gain/(loss) from investments:
Net realized gain/(loss) from sale of investments	174,649	144
Reinvested realized gain distributions	21,381	505

Net realized gain/(loss) on investments	196,030	649
Net change in unrealized appreciation/(depreciation) of investments	447,433	4,677

Net realized and unrealized gain/(loss) from investments	643,463	5,326

2025 Net Increase/(Decrease) in Net Assets Resulting from Operations	$692,898	$5,385

(1)	Portfolio liquidated as of April 30, 2024

See notes to financial statements

B-12

Investment Options
Templeton Global Bond VIP Fund Class 2	Templeton Foreign VIP Fund Class 2	Franklin Mutual Shares VIP Fund Class 2	Franklin Small Cap Value VIP Fund Class 2	Morningstar Balanced ETF Asset Allocation Portfolio Class II	Morningstar Growth ETF Asset Allocation Portfolio Class II	Morningstar Income and Growth ETF Asset Allocation Portfolio Class II

12/31/2025	12/31/2025	12/31/2025	12/31/2025	12/31/2025	12/31/2025	12/31/2025

4,101	14,057	25,593	14,531	2	6,083	2,551
13.17	16.22	16.10	13.87	11.25	13.35	10.41

$54,013	$228,010	$412,054	$201,538	$21	$81,206	$26,552

—	—	—	—	—	—	—

$54,013	$228,010	$412,054	$201,538	$21	$81,206	$26,552

$54,013	$228,010	$412,054	$201,538	$21	$81,206	$26,552

$54,013	$228,010	$412,054	$201,538	$21	$81,206	$26,552

4,391	13,739	11,217	4,916	—	2,155	1,162

$12.30	$16.60	$36.74	$41.00	$—	$37.68	$22.85

$50,089	$210,345	$379,963	$185,595	$20	$65,466	$26,656

Investment Options
Templeton Global Bond VIP Fund Class 2	Templeton Foreign VIP Fund Class 2	Franklin Mutual Shares VIP Fund Class 2	Franklin Small Cap Value VIP Fund Class 2	Morningstar Balanced ETF Asset Allocation Portfolio Class II	Morningstar Growth ETF Asset Allocation Portfolio Class II	Morningstar Income and Growth ETF Asset Allocation Portfolio Class II
1/1/2025 to 12/31/2025	1/1/2025 to 12/31/2025	1/1/2025 to 12/31/2025	1/1/2025 to 12/31/2025	1/1/2025 to 12/31/2025	1/1/2025 to 12/31/2025	1/1/2025 to 12/31/2025

$—	$6,605	$8,018	$2,425	$—	$1,118	$1,172

—	—	—	—	—	—	—

—	6,605	8,018	2,425	—	1,118	1,172

1,666	16,516	(126)	5,877	—	163	1,171
—	18,441	39,502	18,915	2	5,612	4,115

1,666	34,957	39,376	24,792	2	5,775	5,286
5,141	29,141	(4,693)	(9,371)	—	5,503	(960)

6,807	64,098	34,683	15,421	2	11,278	4,326

$6,807	$70,703	$42,701	$17,846	$2	$12,396	$5,498

B-13

The Guardian Separate Account N

STATEMENTS OF ASSETS AND LIABILITIES

	Janus Henderson Enterprise Portfolio Institutional Shares	Janus Henderson Forty Portfolio Institutional Shares

	12/31/2025	12/31/2025

Assets:

Shares owned in underlying fund	44,028	91,369
Net asset value per share (NAV)	83.58	59.42

Total Assets (Shares x NAV)	$3,679,857	$5,429,171

Liabilities:
Due to The Guardian Insurance & Annuity Company, Inc.	—	—

Net Assets	$3,679,857	$5,429,171

Net Assets: Total
Contract value in accumulation period	$3,679,857	$5,429,171

Net Assets	$3,679,857	$5,429,171

Total Units Outstanding	80,843	56,032

Unit Value (Accumulation)	$45.52	$96.89

Cost of Shares in Underlying Fund	$3,349,624	$4,205,134

(1) Portfolio liquidated as of April 30, 2024

(2) Portfolio liquidated as of April 25, 2025

(3) Portfolio liquidated as of June 27, 2025

(4) Portfolio liquidated as of August 29, 2025

STATEMENTS OF OPERATIONS

	Janus Henderson Enterprise Portfolio Institutional Shares	Janus Henderson Forty Portfolio Institutional Shares
	1/1/2025 to 12/31/2025	1/1/2025 to 12/31/2025

2025 Investment Income

Income:

Reinvested dividends	$12,055	$14,850
Expenses:

Mortality expense risk and administrative charges	—	—

Net investment income/(expense)	12,055	14,850

2025 Realized and Unrealized Gain/(Loss) from Investments
Realized gain/(loss) from investments:

Net realized gain/(loss) from sale of investments	119,005	142,323

Reinvested realized gain distributions	287,930	578,866

Net realized gain/(loss) on investments	406,935	721,189

Net change in unrealized appreciation/(depreciation) of investments	(140,785)	88,557

Net realized and unrealized gain/(loss) from investments	266,150	809,746

2025 Net Increase/(Decrease) in Net Assets Resulting from Operations	$278,205	$824,596

(1) Portfolio liquidated as of April 30, 2024

See notes to financial statements

B-14

Investment Options
Janus Henderson Research Portfolio Institutional Shares	Janus Henderson Global Research Portfolio Institutional Shares	Janus Henderson Research Portfolio Service Shares	Janus Henderson Mid Cap Value Portfolio Service Shares	Janus Henderson Balanced Portfolio Service Shares	Janus Henderson Global Research Portfolio Service Shares	MFS® Growth Series Initial Class

12/31/2025	12/31/2025	12/31/2025	12/31/2025	12/31/2025	12/31/2025	12/31/2025

34,053	40,099	9,185	1,851	0	7,590	33,564
64.90	79.67	61.24	16.78	59.48	76.42	67.85

$2,210,028	$3,194,684	$562,490	$31,066	$1	$580,010	$2,277,335

—	—	—	—	—	—	—

$2,210,028	$3,194,684	$562,490	$31,066	$1	$580,010	$2,277,335

$2,210,028	$3,194,684	$562,490	$31,066	$1	$580,010	$2,277,335

$2,210,028	$3,194,684	$562,490	$31,066	$1	$580,010	$2,277,335

36,860	91,232	7,271	872	—	11,709	37,654
$59.96	$35.02	$77.36	$35.65	$—	$49.54	$60.48

$1,367,838	$2,249,408	$456,762	$32,222	$1	$570,155	$2,001,335

Investment Options
Janus Henderson Research Portfolio Institutional Shares	Janus Henderson Global Research Portfolio Institutional Shares	Janus Henderson Research Portfolio Service Shares	Janus Henderson Mid Cap Value Portfolio Service Shares	Janus Henderson Balanced Portfolio Service Shares	Janus Henderson Global Research Portfolio Service Shares	MFS® Growth Series Initial Class
1/1/2025 to 12/31/2025	1/1/2025 to 12/31/2025	1/1/2025 to 12/31/2025	1/1/2025 to 12/31/2025	1/1/2025 to 12/31/2025	1/1/2025 to 12/31/2025	1/1/2025 to 12/31/2025

$2,409	$21,659	$626	$641	$—	$866	$—

—	—	—	—	—	—	—

2,409	21,659	626	641	—	866	—

80,272	70,709	13,077	(1,348)	—	10,123	97,946
148,163	245,659	38,484	4,603	—	3,825	400,848

228,435	316,368	51,561	3,255	—	13,948	498,794
110,964	212,832	28,297	(1,850)	—	4,862	(245,158)

339,399	529,200	79,858	1,405	—	18,810	253,636

$341,808	$550,859	$80,484	$2,046	$—	$19,676	$253,636

B-15

The Guardian Separate Account N

STATEMENTS OF ASSETS AND LIABILITIES

	MFS® New Discovery Series Initial Class	MFS® Total Return Series Initial Class	MFS® Research Series Service Class

	12/31/2025	12/31/2025	(2)

Assets:
Shares owned in underlying fund	93,642	144,211	—
Net asset value per share (NAV)	15.60	23.33	—

Total Assets (Shares x NAV)	$1,460,808	$3,364,433	$—

Liabilities:
Due to The Guardian Insurance & Annuity Company, Inc.	—	—	—

Net Assets	$1,460,808	$3,364,433	$—

Net Assets: Total
Contract value in accumulation period	$1,460,808	$3,364,433	$—

Net Assets	$1,460,808	$3,364,433	$—

Total Units Outstanding	26,369	66,668	—

Unit Value (Accumulation)	$55.40	$50.47	$—

Cost of Shares in Underlying Fund	$1,540,668	$3,434,849	$—

(1) Portfolio liquidated as of April 30, 2024

(2) Portfolio liquidated as of April 25, 2025

(3) Portfolio liquidated as of June 27, 2025

(4) Portfolio liquidated as of August 29, 2025

STATEMENT OF OPERATIONS

	MFS® New Discovery Series Initial Class	MFS® Total Return Series Initial Class	MFS® Research Series Service Class

	1/1/2025 to 12/31/2025	1/1/2025 to 12/31/2025	1/1/2025 to 4/25/2025

2025 Investment Income
Income:
Reinvested dividends	$—	$91,605	$—
Expenses:
Mortality expense risk and administrative charges	—	—	—

Net investment income/(expense)	—	91,605	—

2025 Realized and Unrealized Gain/(Loss) from Investments
Realized gain/(loss) from investments:
Net realized gain/(loss) from sale of investments	(69,705)	(13,070)	(604)
Reinvested realized gain distributions	—	244,266	—

Net realized gain/(loss) on investments	(69,705)	231,196	(604)
Net change in unrealized appreciation/(depreciation) of investments	241,603	32,729	(67)

Net realized and unrealized gain/(loss) from investments	171,898	263,925	(671)

2025 Net Increase/(Decrease) in Net Assets Resulting from Operations	$171,898	$355,530	$(671)

(1) Portfolio liquidated as of April 30, 2024

See notes to financial statements

B-16

Investment Options
MFS® Investors Trust Series Service Class	PIMCO Real Return Portfolio Advisor Class	PIMCO Total Return Portfolio Advisor Class	ClearBridge Variable Appreciation Portfolio Class II	ClearBridge Variable Mid Cap Portfolio Class II	Putnam VT Core Equity Fund Class IB	Victory Pioneer Equity Income VCT Portfolio

(2)	12/31/2025	12/31/2025	(2)	12/31/2025	12/31/2025	12/31/2025

—	13,478	28,356	—	—	2,399	9,386
—	12.01	9.45	—	—	23.60	12.37

$—	$161,865	$267,960	$—	$—	$56,611	$116,110

—	—	—	—	—	—	—

$—	$161,865	$267,960	$—	$—	$56,611	$116,110

$—	$161,865	$267,960	$—	$—	$56,611	$116,110

$—	$161,865	$267,960	$—	$—	$56,611	$116,110

—	9,609	16,714	—	—	1,387	3,955

$—	$16.85	$16.04	$—	$—	$40.83	$29.36

$—	$158,079	$261,155	$—	$—	$44,392	$132,431

Investment Options
MFS® Investors Trust Series Service Class	PIMCO Real Return Portfolio Advisor Class	PIMCO Total Return Portfolio Advisor Class	ClearBridge Variable Appreciation Portfolio Class II	ClearBridge Variable Mid Cap Portfolio Class II	Putnam VT Core Equity Fund Class IB	Victory Pioneer Equity Income VCT Portfolio
1/1/2025 to 4/25/2025	1/1/2025 to 12/31/2025	1/1/2025 to 12/31/2025	1/1/2025 to 4/25/2025	1/1/2025 to 12/31/2025	1/1/2025 to 12/31/2025	1/1/2025 to 12/31/2025

$—	$7,723	$7,929	$—	$—	$186	$2,131

—	—	—	—	—	—	—

—	7,723	7,929	—	—	186	2,131

(241)	4,787	(823)	—	—	326	(756)
—	—	—	—	—	3,902	15,225

(241)	4,787	(823)	—	—	4,228	14,469
(2,307)	6,256	9,174	—	—	3,440	(5,315)

(2,548)	11,043	8,351	—	—	7,668	9,154

$(2,548)	$18,766	$16,280	$—	$—	$7,854	$11,285

B-17

The Guardian Separate Account N

STATEMENTS OF CHANGES IN NET ASSETS

	Guardian Integrated Research VIP Fund	Guardian Large Cap Disciplined Growth VIP Fund

	1/1/2024 to 12/31/2025	1/1/2024 to 12/31/2025

2024 Increase/(Decrease) from Operations
Net investment income/(expense)	$—	$—
Net realized gain/(loss) from sale of investments	35,253	110,621
Reinvested realized gain distributions	—	—
Net change in unrealized appreciation/(depreciation) of investments	518,743	972,146

Net increase/(decrease) resulting from operations	553,996	1,082,767

2024 Policy Transactions
Net policy purchase payments	78,648	243,621
Transfers on account of death, surrenders and withdrawals	(59,199)	(116,335)
Transfers of policy loans	(14,612)	1,964
Transfers of cost of insurance and policy fees	(62,733)	(130,224)
Transfers between investment divisions, net	(29,105)	251,808
Transfers–other	171	1,752

Net increase/(decrease) from policy transactions	(86,830)	252,586

Total Increase/(Decrease) in Net Assets	467,166	1,335,353
Net Assets at December 31, 2023	2,179,368	3,693,260

Net Assets at December 31, 2024	$2,646,534	$5,028,613

2025 Increase/(Decrease) from Operations
Net investment income/(expense)	$—	$—
Net realized gain/(loss) from sale of investments	75,678	248,378
Reinvested realized gain distributions	—	—
Net change in unrealized appreciation/(depreciation) of investments	308,114	534,493

Net increase/(decrease) resulting from operations	383,792	782,871

2025 Policy Transactions
Net policy purchase payments	51,840	200,626
Transfers on account of death, surrenders and withdrawals	(121,227)	(427,376)
Transfers of policy loans	(18,074)	(2,675)
Transfers of cost of insurance and policy fees	(63,078)	(132,008)
Transfers between investment divisions, net	(7,276)	198,999
Transfers–other	(1,776)	3,495

Net increase/(decrease) from policy transactions	(159,591)	(158,939)

Total Increase/(Decrease) in Net Assets	224,201	623,932
Net Assets at December 31, 2024	2,646,534	5,028,613

Net Assets at December 31, 2025	$2,870,735	$5,652,545

See notes to financial statements

B-18

Investment Options
Guardian Total Return Bond VIP Fund	Guardian Small Cap Value Diversified VIP Fund	Guardian All Cap Core VIP Fund	Guardian Select Mid Cap Core VIP Fund	Guardian Small Mid Cap Core VIP Fund	Guardian Strategic Large Cap Core VIP Fund	Guardian Core Fixed Income VIP Fund

1/1/2024 to 12/31/2025	1/1/2024 to 12/31/2025	1/1/2024 to 12/31/2025	1/1/2024 to 12/31/2025	1/1/2024 to 12/31/2025	1/1/2024 to 12/31/2025	1/1/2024 to 12/31/2025

$—	$—	$—	$—	$—	$—	$—
4,840	17,575	8,851	115,927	1,441	15,924	5,054
—	—	—	—	—	—	—
(778)	20,135	166,068	696,441	5,801	293,469	21,642

4,062	37,710	174,919	812,368	7,242	309,393	26,696

—	57,465	14,315	337,186	22,227	39,208	143,020
—	(46,583)	(16,053)	(437,592)	(3,407)	—	(153,295)
—	(398)	(10,410)	(62,331)	(7)	(10,874)	(5,470)
(518)	(20,963)	(11,178)	(295,850)	(9,198)	(36,354)	(81,483)
(41,125)	(139,109)	—	19,489	—	(25,781)	755,821
(4)	(513)	181	(910)	44	404	(504)

(41,647)	(150,101)	(23,145)	(440,008)	9,659	(33,397)	658,089

(37,585)	(112,391)	151,774	372,360	16,901	275,996	684,785
66,682	552,739	876,563	6,744,370	118,940	1,595,432	2,090,174

$29,097	$440,348	$1,028,337	$7,116,730	$135,841	$1,871,428	$2,774,959

$—	$—	$—	$—	$—	$—	$—
19	14,079	57,795	200,543	1,075	57,039	16,082
—	—	—	—	—	—	—
1,970	12,653	526,709	473,100	1,961	152,514	165,425

1,989	26,732	584,504	673,643	3,036	209,553	181,507

—	44,455	52,041	292,997	26,816	40,032	131,055
—	(36,977)	(28,730)	(437,191)	(2,407)	(45,061)	(136,813)
—	822	(5,362)	(92,304)	(7)	(5,868)	(3,986)
(302)	(19,540)	(93,227)	(253,387)	(9,619)	(57,256)	(80,882)
—	(62,011)	2,295,322	(244,167)	3,776	1,551,355	37,212
—	(621)	(597)	3,696	37	4,835	(525)

(302)	(73,872)	2,219,447	(730,356)	18,596	1,488,037	(53,939)

1,687	(47,140)	2,803,951	(56,713)	21,632	1,697,590	127,568
29,097	440,348	1,028,337	7,116,730	135,841	1,871,428	2,774,959

$30,784	$393,208	$3,832,288	$7,060,017	$157,473	$3,569,018	$2,902,527

B-19

The Guardian Separate Account N

STATEMENTS OF CHANGES IN NET ASSETS

	Guardian Short Duration Bond VIP Fund	Guardian Balanced Allocation VIP Fund

	1/1/2024 to 12/31/2025	1/1/2024 to 12/31/2025

2024 Increase/(Decrease) from Operations
Net investment income/(expense)	$—	$—
Net realized gain/(loss) from sale of investments	9,789	29,799
Reinvested realized gain distributions	—	—
Net change in unrealized appreciation/(depreciation) of investments	25,307	327,949

Net increase/(decrease) resulting from operations	35,096	357,748

2024 Policy Transactions
Net policy purchase payments	83,317	91,996
Transfers on account of death, surrenders and withdrawals	(54,698)	(77,276)
Transfers of policy loans	(126,722)	38,207
Transfers of cost of insurance and policy fees	(111,702)	(65,549)
Transfers between investment divisions, net	2,907	(16,949)
Transfers–other	(28)	324

Net increase/(decrease) from policy transactions	(206,926)	(29,247)

Total Increase/(Decrease) in Net Assets	(171,830)	328,501
Net Assets at December 31, 2023	902,083	2,572,541

Net Assets at December 31, 2024	$730,253	$2,901,042

2025 Increase/(Decrease) from Operations
Net investment income/(expense)	$—	$—
Net realized gain/(loss) from sale of investments	35,741	22,431
Reinvested realized gain distributions	—	—
Net change in unrealized appreciation/(depreciation) of investments	(1,567)	355,465

Net increase/(decrease) resulting from operations	34,174	377,896

2025 Policy Transactions
Net policy purchase payments	57,268	81,906
Transfers on account of death, surrenders and withdrawals	(72,939)	(34,617)
Transfers of policy loans	19,583	(10,706)
Transfers of cost of insurance and policy fees	(65,900)	(61,928)
Transfers between investment divisions, net	(238,299)	23,237
Transfers–other	1	170

Net increase/(decrease) from policy transactions	(300,286)	(1,938)

Total Increase/(Decrease) in Net Assets	(266,112)	375,958
Net Assets at December 31, 2024	730,253	2,901,042

Net Assets at December 31, 2025	$464,141	$3,277,000

See notes to financial statements

B-20

Investment Options
Guardian Equity Income VIP Fund	Victory RS Large Cap Alpha VIP Series	Victory 500 Index VIP Series	Victory High Yield VIP Series	Victory RS International VIP Series	Victory Sophus Emerging Markets VIP Series	Victory RS Small Cap Growth Equity VIP Series

1/1/2024 to 12/31/2025	1/1/2024 to 4/25/2025	1/1/2024 to 8/29/2025	1/1/2024 to 8/29/2025	1/1/2024 to 8/29/2025	1/1/2024 to 6/27/2025	1/1/2024 to 8/29/2025

$—	$104,301	$249,290	$43,267	$109,081	$70,513	$—
128,293	(94,367)	(227,695)	(8,299)	(4,390)	(99,976)	(479,270)
—	284,147	1,579,762	—	—	—	—
1,159,291	1,120,374	2,270,994	(182)	59,058	147,788	1,001,824

1,287,584	1,414,455	3,872,351	34,786	163,749	118,325	522,554

416,111	344,559	205,150	28,142	171,372	219,313	261,757
(412,966)	(577,326)	(561,284)	(29,729)	(286,610)	(125,967)	(430,299)
160,210	212,249	(305,052)	4,524	129,386	16,275	(29,040)
(373,700)	(340,076)	(498,416)	(13,810)	(96,660)	(68,895)	(156,243)
(13,583)	11,387	889,634	14,769	439,136	(149,135)	(100,963)
(2,267)	(71)	9,568	399	(1,041)	(1,262)	(4,149)

(226,195)	(349,278)	(260,400)	4,295	355,583	(109,671)	(458,937)

1,061,389	1,065,177	3,611,951	39,081	519,332	8,654	63,617
12,880,312	6,862,679	15,615,208	425,646	3,145,342	2,439,066	4,662,263

$13,941,701	$7,927,856	$19,227,159	$464,727	$3,664,674	$2,447,720	$4,725,880

$—	$119,953	$231,411	$43,608	$102,727	$36,842	$20,963
1,243,951	(951,362)	(2,010,895)	(78,438)	488,394	(217,248)	(1,515,376)
—	1,283,272	3,905,662	—	251,019	—	—
1,731,606	(657,376)	(19,375)	64,434	(51,258)	505,282	1,288,473

2,975,557	(205,513)	2,106,803	29,604	790,882	324,876	(205,940)

560,401	98,792	142,356	18,755	106,417	120,545	157,455
(4,139,248)	(95,210)	(314,046)	(11,796)	(288,209)	(106,755)	(314,372)
(286,174)	10,970	(24)	240	(6,192)	(96,422)	(137,558)
(622,614)	(109,076)	(353,947)	(10,106)	(79,437)	(34,773)	(75,165)
7,684,043	(7,630,183)	(20,800,077)	(491,617)	(4,178,242)	(2,658,239)	(4,147,849)
(15,300)	2,364	(8,224)	193	(9,893)	3,048	(2,451)

3,181,108	(7,722,343)	(21,333,962)	(494,331)	(4,455,556)	(2,772,596)	(4,519,940)

6,156,665	(7,927,856)	(19,227,159)	(464,727)	(3,664,674)	(2,447,720)	(4,725,880)
13,941,701	7,927,856	19,227,159	464,727	3,664,674	2,447,720	4,725,880

$20,098,366	$—	$—	$—	$—	$—	$—

B-21

The Guardian Separate Account N

STATEMENTS OF CHANGES IN NET ASSETS

	Gabelli Capital Asset Fund	Invesco V.I. American Franchise Fund Series I

	1/1/2024 to 4/25/2025	1/1/2024 to 12/31/2025

2024 Increase/(Decrease) from Operations
Net investment income/(expense)	$16,407	$—
Net realized gain/(loss) from sale of investments	(102,714)	11,023
Reinvested realized gain distributions	251,548	—
Net change in unrealized appreciation/(depreciation) of investments	93,142	295,452

Net increase/(decrease) resulting from operations	258,383	306,475

2024 Policy Transactions
Net policy purchase payments	83,349	21,607
Transfers on account of death, surrenders and withdrawals	(141,588)	(25,512)
Transfers of policy loans	(12,097)	(19,230)
Transfers of cost of insurance and policy fees	(141,350)	(26,476)
Transfers between investment divisions, net	(11,172)	—
Transfers–other	(973)	133

Net increase/(decrease) from policy transactions	(223,831)	(49,478)

Total Increase/(Decrease) in Net Assets	34,552	256,997
Net Assets at December 31, 2023	2,390,120	900,998

Net Assets at December 31, 2024	$2,424,672	$1,157,995

2025 Increase/(Decrease) from Operations
Net investment income/(expense)	$2,480	$—
Net realized gain/(loss) from sale of investments	(1,940,981)	25,899
Reinvested realized gain distributions	1,472,959	117,846
Net change in unrealized appreciation/(depreciation) of investments	377,373	(6,128)

Net increase/(decrease) resulting from operations	(88,169)	137,617

2025 Policy Transactions
Net policy purchase payments	37,935	22,449
Transfers on account of death, surrenders and withdrawals	(118)	(88,748)
Transfers of policy loans	15,513	436
Transfers of cost of insurance and policy fees	(41,778)	(29,118)
Transfers between investment divisions, net	(2,349,610)	95,904
Transfers–other	1,555	(1,226)

Net increase/(decrease) from policy transactions	(2,336,503)	(303)

Total Increase/(Decrease) in Net Assets	(2,424,672)	137,314
Net Assets at December 31, 2024	2,424,672	1,157,995

Net Assets at December 31, 2025	$—	$1,295,309

See notes to financial statements

B-22

Investment Options
Invesco V.I. Equity and Income Fund Series I	Invesco V.I. Core Equity Fund Series II	Invesco V.I. Government Securities Fund Series II	Invesco V.I. Main Street Mid Cap Fund Series II	Invesco V.I. Equity and Income Fund Series II	Invesco V.I. American Franchise Fund Series II	Invesco V.I. Global Fund Series II

1/1/2024 to 12/31/2025	1/1/2024 to 4/25/2025	1/1/2024 to 12/31/2025	1/1/2024 to 12/31/2025	1/1/2024 to 12/31/2025	1/1/2024 to 12/31/2025	1/1/2024 to 12/31/2025

$6,656	$835	$1,455	$219	$588	$—	$—
(3,170)	755	96	(1,966)	(305)	(1,167)	(62,614)
14,284	14,442	—	4,384	1,437	—	20,771
22,746	14,597	(2,695)	21,642	2,339	15,307	106,150

40,516	30,629	(1,144)	24,279	4,059	14,140	64,307

20,795	9,803	—	13,257	2,903	8,919	4,095
(12,181)	(3,423)	—	—	(2,244)	(293)	—
10,285	(1)	—	—	(34)	—	(159)
(13,549)	(11,369)	(112)	(2,027)	(1,954)	(2,137)	(3,033)
549	68,704	40,883	(55,376)	—	—	(200,810)
(10)	(47)	(12)	(77)	3	6	(903)

5,889	63,667	40,759	(44,223)	(1,326)	6,495	(200,810)

46,405	94,296	39,615	(19,944)	2,733	20,635	(136,503)
329,973	77,787	25,151	177,369	33,205	39,991	491,389

$376,378	$172,083	$64,766	$157,425	$35,938	$60,626	$354,886

$8,534	$—	$1,231	$189	$778	$—	$—
(2,359)	10,756	732	(547)	432	(730)	(1,445)
21,679	—	—	18,142	2,231	7,953	76,599
20,594	(19,302)	2,033	(2,310)	1,318	1,231	(19,540)

48,448	(8,546)	3,996	15,474	4,759	8,454	55,614

20,270	7,546	150	14,781	4,669	14,410	—
(2,667)	—	—	—	—	(476)	—
(3)	(1)	—	—	(1,492)	—	810
(12,566)	(2,623)	(235)	(1,263)	(1,602)	(3,133)	(3,067)
(726)	(168,459)	4,209	26,670	1,617	2,370	12,186
(6)	—	(474)	185	37	7	—

4,302	(163,537)	3,650	40,373	3,229	13,178	9,929

52,750	(172,083)	7,646	55,847	7,988	21,632	65,543
376,378	172,083	64,766	157,425	35,938	60,626	354,886

$429,128	$—	$72,412	$213,272	$43,926	$82,258	$420,429

B-23

The Guardian Separate Account N

STATEMENTS OF CHANGES IN NET ASSETS

	Alger Capital Appreciation Portfolio Class S	AB Sustainable Global Thematic Portfolio Class B

	1/1/2024 to 12/31/2025	1/1/2024 to 12/31/2025

2024 Increase/(Decrease) from Operations
Net investment income/(expense)	$—	$—
Net realized gain/(loss) from sale of investments	(3,150)	(2,068)
Reinvested realized gain distributions	—	859
Net change in unrealized appreciation/(depreciation) of investments	226,876	19,136

Net increase/(decrease) resulting from operations	223,726	17,927

2024 Policy Transactions
Net policy purchase payments	18,570	2,739
Transfers on account of death, surrenders and withdrawals	(32,847)	—
Transfers of policy loans	(242)	332
Transfers of cost of insurance and policy fees	(6,308)	(3,873)
Transfers between investment divisions, net	(214,020)	(871)
Transfers–other	(234)	(14)

Net increase/(decrease) from policy transactions	(235,081)	(1,687)

Total Increase/(Decrease) in Net Assets	(11,355)	16,240
Net Assets at December 31, 2023	613,029	264,002

Net Assets at December 31, 2024	$601,674	$280,242

2025 Increase/(Decrease) from Operations
Net investment income/(expense)	$—	$—
Net realized gain/(loss) from sale of investments	520	(3,175)
Reinvested realized gain distributions	151,625	37,432
Net change in unrealized appreciation/(depreciation) of investments	50,889	(18,070)

Net increase/(decrease) resulting from operations	203,034	16,187

2025 Policy Transactions
Net policy purchase payments	14,109	2,739
Transfers on account of death, surrenders and withdrawals	—	—
Transfers of policy loans	1,110	376
Transfers of cost of insurance and policy fees	(2,246)	(3,727)
Transfers between investment divisions, net	34,708	(5,617)
Transfers–other	418	—

Net increase/(decrease) from policy transactions	48,099	(6,229)

Total Increase/(Decrease) in Net Assets	251,133	9,958
Net Assets at December 31, 2024	601,674	280,242

Net Assets at December 31, 2025	$852,807	$290,200

See notes to financial statements

B-24

Investment Options
LVIP American Century Capital Appreciation Fund Standard Class II	LVIP American Century Mid Cap Value Fund Standard Class II	BlackRock Global Allocation V.I. Fund Class III	Davis Financial Portfolio	Davis Real Estate Portfolio	LVIP JPMorgan Short Duration Bond Fund	LVIP Fidelity Institutional AM Total Bond Fund Service Class

1/1/2024 to 12/31/2025	1/1/2024 to 12/31/2025	1/1/2024 to 12/31/2025	1/1/2024 to 12/31/2025	1/1/2024 to 12/31/2025	1/1/2024 to 12/31/2025	1/1/2024 to 12/31/2025

$—	$7,804	$164	$19,779	$47,748	$1	$9,299
9,441	(30,176)	3,655	19,965	(68,605)	(21,699)	1,152
4,735	16,268	1,118	88,609	54,485	—	—
3,003	40,091	1,588	131,446	52,346	24,228	(10,158)

17,179	33,987	6,525	259,799	85,974	2,530	293

—	3,640	10,370	57,541	116,395	—	—
(3,728)	—	(47,119)	—	(52,961)	(557,341)	(5,197)
—	(122)	—	1,006	10,701	—	—
(968)	(5,601)	(7,706)	(64,283)	(86,919)	(1,519)	(7,400)
(47,512)	(44,666)	(14,773)	(22,170)	(274,033)	116,385	205,121
(942)	(911)	(71)	239	3,702	—	(255)

(53,150)	(47,660)	(59,299)	(27,667)	(283,115)	(442,475)	192,269

(35,971)	(13,673)	(52,774)	232,132	(197,141)	(439,945)	192,562
103,706	276,549	60,526	882,697	2,611,843	439,982	25,803

$67,735	$262,876	$7,752	$1,114,829	$2,414,702	$37	$218,365

$—	$3,859	$350	$22,969	$53,224	$1	$8,448
1,162	7,041	348	34,451	23,547	—	1,933
14,387	16,501	869	134,647	81,081	—	—
(10,861)	(8,956)	60	139,680	(276,260)	—	2,945

4,688	18,445	1,627	331,747	(118,408)	1	13,326

150	—	2,995	60,668	95,857	—	375
—	—	—	(3,906)	(48,134)	—	—
—	732	—	(28,148)	(66,835)	—	—
(535)	(2,368)	(361)	(44,895)	(59,007)	—	(5,545)
(21,057)	(73,188)	(3,186)	132,868	(247,991)	—	(13,649)
1,387	—	44	(592)	(963)	1	1,125

(20,055)	(74,824)	(508)	115,995	(327,073)	1	(17,694)

(15,367)	(56,379)	1,119	447,742	(445,481)	2	(4,368)
67,735	262,876	7,752	1,114,829	2,414,702	37	218,365

$52,368	$206,497	$8,871	$1,562,571	$1,969,221	$39	$213,997

B-25

The Guardian Separate Account N

STATEMENTS OF CHANGES IN NET ASSETS

	Nomura VIP Emerging Markets Series Class	Nomura VIP Small Cap Growth Series Class

	1/1/2024 to 12/31/2025	1/1/2024 to 12/31/2025

2024 Increase/(Decrease) from Operations
Net investment income/(expense)	$1,527	$—
Net realized gain/(loss) from sale of investments	6,204	438
Reinvested realized gain distributions	—	—
Net change in unrealized appreciation/(depreciation) of investments	(4,166)	5,449

Net increase/(decrease) resulting from operations	3,565	5,887

2024 Policy Transactions
Net policy purchase payments	2,730	—
Transfers on account of death, surrenders and withdrawals	—	—
Transfers of policy loans	(13)	—
Transfers of cost of insurance and policy fees	(354)	(454)
Transfers between investment divisions, net	(78,134)	(19,859)
Transfers–other	(71)	(158)

Net increase/(decrease) from policy transactions	(75,842)	(20,471)

Total Increase/(Decrease) in Net Assets	(72,277)	(14,584)
Net Assets at December 31, 2023	122,331	41,082

Net Assets at December 31, 2024	$50,054	$26,498

2025 Increase/(Decrease) from Operations
Net investment income/(expense)	$697	$—
Net realized gain/(loss) from sale of investments	26,526	93
Reinvested realized gain distributions	118	—
Net change in unrealized appreciation/(depreciation) of investments	64,290	3,509

Net increase/(decrease) resulting from operations	91,631	3,602

2025 Policy Transactions
Net policy purchase payments	525	75
Transfers on account of death, surrenders and withdrawals	—	—
Transfers of policy loans	581	—
Transfers of cost of insurance and policy fees	(975)	(404)
Transfers between investment divisions, net	79,324	933
Transfers–other	12,598	16

Net increase/(decrease) from policy transactions	92,053	620

Total Increase/(Decrease) in Net Assets	183,684	4,222
Net Assets at December 31, 2024	50,054	26,498

Net Assets at December 31, 2025	$233,738	$30,720

See notes to financial statements

B-26

Investment Options
Nomura VIP Mid Cap Growth Series Class	Allspring VT International Equity Fund	Fidelity® VIP Equity-Income Portfolio Service Class 2	Fidelity® VIP High Income Portfolio Service Class 2	Fidelity® VIP Freedom 2020 Portfolio Service Class 2	Fidelity® VIP Freedom 2030 Portfolio Service Class 2	Fidelity® VIP Government Money Market Portfolio Service Class 2

1/1/2024 to 12/31/2025	1/1/2024 to 4/30/2024	1/1/2024 to 12/31/2025	1/1/2024 to 12/31/2025	1/1/2024 to 12/31/2025	1/1/2024 to 12/31/2025	1/1/2024 to 12/31/2025

$—	$—	$27,605	$2,465	$1,334	$1,664	$267,481
(4,585)	—	38,998	1,077	(22)	11,554	—
11,913	—	103,515	—	1,396	159	—
352	—	69,441	1,086	807	(369)	—

7,680	—	239,559	4,628	3,515	13,008	267,481

58,742	—	51,955	—	—	9,555	152,697
(3,096)	—	(98,785)	—	—	—	(516,782)
(282)	—	23,755	—	—	—	(3,668)
(23,084)	—	(60,139)	(263)	(296)	(611)	(176,396)
—	—	—	(17,487)	—	(53,300)	(932,594)
39	—	243	(127)	—	(672)	(433)

32,319	—	(82,971)	(17,877)	(296)	(45,028)	(1,477,176)

39,999	—	156,588	(13,249)	3,219	(32,020)	(1,209,695)
380,355	—	1,584,597	53,850	47,535	105,345	6,512,095

$420,354	$—	$1,741,185	$40,601	$50,754	$73,325	$5,302,400

$—	$—	$31,626	$2,954	$1,392	$1,743	$587,006
(28,282)	—	63,092	40	5	235	—
99,335	—	110,944	—	2,815	3,490	—
(64,502)	—	111,923	1,188	2,366	5,642	—

6,551	—	317,585	4,182	6,578	11,110	587,006

58,113	—	58,721	75	—	—	439,298
—	—	(246,315)	—	—	—	(380,121)
(7)	—	(663)	—	—	2,083	(289,329)
(21,895)	—	(58,534)	(227)	(333)	(506)	(425,902)
(21,598)	—	223,310	1,132	—	(1,896)	30,045,510
(58)	—	794	(12)	—	(1)	(1,441)

14,555	—	(22,687)	968	(333)	(320)	29,388,015

21,106	—	294,898	5,150	6,245	10,790	29,975,021
420,354	—	1,741,185	40,601	50,754	73,325	5,302,400

$441,460	$—	$2,036,083	$45,751	$56,999	$84,115	$35,277,421

B-27

The Guardian Separate Account N

STATEMENTS OF CHANGES IN NET ASSETS

	Fidelity® VIP Index 500 Portfolio Initial Class	Templeton Growth VIP Fund Class 2

	1/1/2024 to 12/31/2025	1/1/2024 to 12/31/2025

2024 Increase/(Decrease) from Operations
Net investment income/(expense)	$47,295	$1,072
Net realized gain/(loss) from sale of investments	108,615	16,429
Reinvested realized gain distributions	2,279	367
Net change in unrealized appreciation/(depreciation) of investments	631,563	(9,038)

Net increase/(decrease) resulting from operations	789,752	8,830

2024 Policy Transactions
Net policy purchase payments	363,192	8,687
Transfers on account of death, surrenders and withdrawals	(232,397)	—
Transfers of policy loans	(42,569)	(58)
Transfers of cost of insurance and policy fees	(202,831)	(370)
Transfers between investment divisions, net	77,367	(93,546)
Transfers–other	(1,133)	(865)

Net increase/(decrease) from policy transactions	(38,371)	(86,152)

Total Increase/(Decrease) in Net Assets	751,381	(77,322)
Net Assets at December 31, 2023	3,223,598	85,231

Net Assets at December 31, 2024	$3,974,979	$7,909

2025 Increase/(Decrease) from Operations
Net investment income/(expense)	$49,435	$59
Net realized gain/(loss) from sale of investments	174,649	144
Reinvested realized gain distributions	21,381	505
Net change in unrealized appreciation/(depreciation) of investments	447,433	4,677

Net increase/(decrease) resulting from operations	692,898	5,385

2025 Policy Transactions
Net policy purchase payments	465,273	2,771
Transfers on account of death, surrenders and withdrawals	(313,072)	—
Transfers of policy loans	6,461	166
Transfers of cost of insurance and policy fees	(216,705)	(192)
Transfers between investment divisions, net	79,679	180,881
Transfers–other	(1,376)	(2,737)

Net increase/(decrease) from policy transactions	20,260	180,889

Total Increase/(Decrease) in Net Assets	713,158	186,274
Net Assets at December 31, 2024	3,974,979	7,909

Net Assets at December 31, 2025	$4,688,137	$194,183

See notes to financial statements

B-28

Investment Options
Templeton Global Bond VIP Fund Class 2	Templeton Foreign VIP Fund Class 2	Franklin Mutual Shares VIP Fund Class 2	Franklin Small Cap Value VIP Fund Class 2	Morningstar Balanced ETF Asset Allocation Portfolio Class II	Morningstar Growth ETF Asset Allocation Portfolio Class II	Morningstar Income and Growth ETF Asset Allocation Portfolio Class II

1/1/2024 to 12/31/2025	1/1/2024 to 12/31/2025	1/1/2024 to 12/31/2025	1/1/2024 to 12/31/2025	1/1/2024 to 12/31/2025	1/1/2024 to 12/31/2025	1/1/2024 to 12/31/2025

$—	$1,978	$7,672	$3,374	$—	$1,015	$541
(807)	2,297	(45,804)	(9,349)	5,968	101	1,619
—	—	7,979	8,339	—	1,396	157
(1,237)	(19,319)	71,304	38,837	578	5,370	(589)

(2,044)	(15,044)	41,151	41,201	6,546	7,882	1,728

910	6,209	—	3,013	—	—	—
(19,403)	(4,721)	(20,400)	—	—	—	—
—	—	—	—	—	—	—
(246)	(2,231)	(5,803)	(2,038)	(199)	(734)	(1,379)
57,094	128,978	(130,733)	(91,125)	(63,335)	—	564
(261)	3,815	(281)	(2,437)	(596)	—	48

38,094	132,050	(157,217)	(92,587)	(64,130)	(734)	(767)

36,050	117,006	(116,066)	(51,386)	(57,584)	7,148	961
12,811	127,263	488,625	274,467	57,603	62,473	24,106

$48,861	$244,269	$372,559	$223,081	$19	$69,621	$25,067

$—	$6,605	$8,018	$2,425	$—	$1,118	$1,172
1,666	16,516	(126)	5,877	—	163	1,171
—	18,441	39,502	18,915	2	5,612	4,115
5,141	29,141	(4,693)	(9,371)	—	5,503	(960)

6,807	70,703	42,701	17,846	2	12,396	5,498

—	7,071	—	3,509	—	—	—
—	—	—	—	—	—	—
198	198	—	—	—	—	—
(1,141)	(3,421)	(3,206)	(1,700)	—	(748)	(2,903)
(649)	(91,824)	—	(45,083)	—	—	(978)
(63)	1,014	—	3,885	—	(63)	(132)

(1,655)	(86,962)	(3,206)	(39,389)	—	(811)	(4,013)

5,152	(16,259)	39,495	(21,543)	2	11,585	1,485
48,861	244,269	372,559	223,081	19	69,621	25,067

$54,013	$228,010	$412,054	$201,538	$21	$81,206	$26,552

B-29

The Guardian Separate Account N

STATEMENTS OF CHANGES IN NET ASSETS

	Janus Henderson Enterprise Portfolio Institutional Shares	Janus Henderson Forty Portfolio Institutional Shares

	1/1/2024 to 12/31/2025	1/1/2024 to 12/31/2025

2024 Increase/(Decrease) from Operations
Net investment income/(expense)	$26,744	$4,689
Net realized gain/(loss) from sale of investments	84,396	56,235
Reinvested realized gain distributions	142,423	244,747
Net change in unrealized appreciation/(depreciation) of investments	262,362	747,969

Net increase/(decrease) resulting from operations	515,925	1,053,640

2024 Policy Transactions
Net policy purchase payments	62,906	84,576
Transfers on account of death, surrenders and withdrawals	(208,222)	(54,909)
Transfers of policy loans	3	(5,264)
Transfers of cost of insurance and policy fees	(62,612)	(84,121)
Transfers between investment divisions, net	(23,304)	(27,325)
Transfers–other	239	308

Net increase/(decrease) from policy transactions	(230,990)	(86,735)

Total Increase/(Decrease) in Net Assets	284,935	966,905
Net Assets at December 31, 2023	3,492,361	3,740,479

Net Assets at December 31, 2024	$3,777,296	$4,707,384

2025 Increase/(Decrease) from Operations
Net investment income/(expense)	$12,055	$14,850
Net realized gain/(loss) from sale of investments	119,005	142,323
Reinvested realized gain distributions	287,930	578,866
Net change in unrealized appreciation/(depreciation) of investments	(140,785)	88,557

Net increase/(decrease) resulting from operations	278,205	824,596

2025 Policy Transactions
Net policy purchase payments	58,585	70,903
Transfers on account of death, surrenders and withdrawals	(114,277)	(334,899)
Transfers of policy loans	10,743	5,898
Transfers of cost of insurance and policy fees	(56,777)	(86,237)
Transfers between investment divisions, net	(272,229)	239,148
Transfers–other	(1,689)	2,378

Net increase/(decrease) from policy transactions	(375,644)	(102,809)

Total Increase/(Decrease) in Net Assets	(97,439)	721,787
Net Assets at December 31, 2024	3,777,296	4,707,384

Net Assets at December 31, 2025	$3,679,857	$5,429,171

See notes to financial statements

B-30

Investment Options
Janus Henderson Research Portfolio Institutional Shares	Janus Henderson Global Research Portfolio Institutional Shares	Janus Henderson Research Portfolio Service Shares	Janus Henderson Mid Cap Value Portfolio Service Shares	Janus Henderson Balanced Portfolio Service Shares	Janus Henderson Global Research Portfolio Service Shares	MFS® Growth Series Initial Class

1/1/2024 to 12/31/2025	1/1/2024 to 12/31/2025	1/1/2024 to 12/31/2025	1/1/2024 to 12/31/2025	1/1/2024 to 12/31/2025	1/1/2024 to 12/31/2025	1/1/2024 to 12/31/2025

$525	$19,169	$—	$273	$871	$401	$—
47,463	63,144	49,173	2,942	15,875	11,443	41,511
49,905	80,736	12,608	2,014	—	2,664	153,340
411,907	353,756	51,593	(1,468)	(2,211)	(101)	325,521

509,800	516,805	113,374	3,761	14,535	14,407	520,372

35,170	82,113	18,742	9,073	—	—	36,271
—	(116,973)	—	(2,695)	—	—	(42,038)
(78,282)	1,008	(3)	—	—	—	(15,912)
(36,536)	(50,677)	(6,361)	(803)	(340)	(538)	(33,800)
—	(3,457)	(157,183)	11,754	(90,324)	(6,151)	6,207
(8)	83	(1,589)	(649)	(400)	(587)	392

(79,656)	(87,903)	(146,394)	16,680	(91,064)	(7,276)	(48,880)

430,144	428,902	(33,020)	20,441	(76,529)	7,131	471,492
1,462,386	2,222,719	346,911	29,219	76,530	32,534	1,672,910

$1,892,530	$2,651,621	$313,891	$49,660	$1	$39,665	$2,144,402

$2,409	$21,659	$626	$641	$—	$866	$—
80,272	70,709	13,077	(1,348)	—	10,123	97,946
148,163	245,659	38,484	4,603	—	3,825	400,848
110,964	212,832	28,297	(1,850)	—	4,862	(245,158)

341,808	550,859	80,484	2,046	—	19,676	253,636

35,198	74,901	39,332	2,695	—	—	37,205
(112,256)	(67,054)	—	—	—	—	(147,952)
2,424	(28,548)	(3)	—	—	—	(3,031)
(40,355)	(54,501)	(8,255)	(443)	—	(10,045)	(35,921)
91,375	66,486	136,850	(22,496)	—	528,463	31,255
(696)	920	191	(396)	—	2,251	(2,259)

(24,310)	(7,796)	168,115	(20,640)	—	520,669	(120,703)

317,498	543,063	248,599	(18,594)	—	540,345	132,933
1,892,530	2,651,621	313,891	49,660	1	39,665	2,144,402

$2,210,028	$3,194,684	$562,490	$31,066	$1	$580,010	$2,277,335

B-31

The Guardian Separate Account N

STATEMENTS OF CHANGES IN NET ASSETS

	MFS® New Discovery Series Initial Class	MFS® Total Return Series Initial Class	MFS® Research Series Service Class

	1/1/2024 to 12/31/2025	1/1/2024 to 12/31/2025	1/1/2024 to 4/25/2025

2024 Increase/(Decrease) from Operations
Net investment income/(expense)	$—	$80,377	$14
Net realized gain/(loss) from sale of investments	(99,518)	5,320	248
Reinvested realized gain distributions	—	155,603	225
Net change in unrealized appreciation/(depreciation) of investments	193,158	4,093	(15)

Net increase/(decrease) resulting from operations	93,640	245,393	472

2024 Policy Transactions
Net policy purchase payments	56,759	194,117	7,472
Transfers on account of death, surrenders and withdrawals	(134,215)	(117,327)	—
Transfers of policy loans	(18,380)	3,951	—
Transfers of cost of insurance and policy fees	(33,623)	(157,356)	(1,386)
Transfers between investment divisions, net	(33,799)	(20,181)	—
Transfers–other	(567)	(2,567)	(1)

Net increase/(decrease) from policy transactions	(163,825)	(99,363)	6,085

Total Increase/(Decrease) in Net Assets	(70,185)	146,030	6,557
Net Assets at December 31, 2023	1,506,527	3,179,374	1,221

Net Assets at December 31, 2024	$1,436,342	$3,325,404	$7,778

2025 Increase/(Decrease) from Operations
Net investment income/(expense)	$—	$91,605	$—
Net realized gain/(loss) from sale of investments	(69,705)	(13,070)	(604)
Reinvested realized gain distributions	—	244,266	—
Net change in unrealized appreciation/(depreciation) of investments	241,603	32,729	(67)

Net increase/(decrease) resulting from operations	171,898	355,530	(671)

2025 Policy Transactions
Net policy purchase payments	48,130	142,158	3,211
Transfers on account of death, surrenders and withdrawals	(50,921)	(185,818)	—
Transfers of policy loans	(76,235)	(98,159)	—
Transfers of cost of insurance and policy fees	(29,285)	(160,657)	(596)
Transfers between investment divisions, net	(38,168)	(13,727)	(9,723)
Transfers–other	(953)	(298)	1

Net increase/(decrease) from policy transactions	(147,432)	(316,501)	(7,107)

Total Increase/(Decrease) in Net Assets	24,466	39,029	(7,778)
Net Assets at December 31, 2024	1,436,342	3,325,404	7,778

Net Assets at December 31, 2025	$1,460,808	$3,364,433	$—

See notes to financial statements

B-32

Investment Options
MFS® Investors Trust Series Service Class	PIMCO Real Return Portfolio Advisor Class	PIMCO Total Return Portfolio Advisor Class	ClearBridge Variable Appreciation Portfolio Class II	ClearBridge Variable Mid Cap Portfolio Class II	Putnam VT Core Equity Fund Class IB	Victory Pioneer Equity Income VCT Portfolio

1/1/2024 to 4/25/2025	1/1/2024 to 12/31/2025	1/1/2024 to 12/31/2025	1/1/2024 to 4/25/2025	1/1/2024 to 12/31/2025	1/1/2024 to 12/31/2025	1/1/2024 to 12/31/2025

$193	$3,991	$8,634	$11	$—	$200	$1,712
731	(7,375)	(16,747)	8,853	1,016	227	421
3,020	—	—	197	—	1,827	15,396
2,819	4,906	14,998	(3,095)	1,512	5,763	(8,751)

6,763	1,522	6,885	5,966	2,528	8,017	8,778

10,413	37,590	18,837	—	—	10,135	16,098
—	(40,627)	(33,512)	(20,833)	(41,847)	—	—
—	—	(61)	—	—	(2)	(927)
(1,755)	(7,494)	(10,020)	(122)	(110)	(3,800)	(5,585)
—	154,374	(12,838)	(16,351)	19,244	—	—
(2)	183	(29)	15	—	—	1

8,656	144,026	(37,623)	(37,291)	(22,713)	6,333	9,587

15,419	145,548	(30,738)	(31,325)	(20,185)	14,350	18,365
34,547	94,110	209,614	31,325	20,185	27,478	76,385

$49,966	$239,658	$178,876	$—	$—	$41,828	$94,750

$—	$7,723	$7,929	$—	$—	$186	$2,131
(241)	4,787	(823)	—	—	326	(756)
—	—	—	—	—	3,902	15,225
(2,307)	6,256	9,174	—	—	3,440	(5,315)

(2,548)	18,766	16,280	—	—	7,854	11,285

3,642	11,231	12,871	—	—	10,508	16,019
—	—	(284)	—	—	—	—
—	—	168	—	—	(1)	(23)
(716)	(6,295)	(8,701)	—	—	(3,578)	(5,345)
(50,345)	(101,797)	68,948	—	—	—	(576)
1	302	(198)	—	—	—	—

(47,418)	(96,559)	72,804	—	—	6,929	10,075

(49,966)	(77,793)	89,084	—	—	14,783	21,360
49,966	239,658	178,876	—	—	41,828	94,750

$—	$161,865	$267,960	$—	$—	$56,611	$116,110

B-33

THE GUARDIAN SEPARATE ACCOUNT N

NOTES TO FINANCIAL STATEMENTS (December 31, 2025)

NOTE 1 — ORGANIZATION

The Guardian Separate Account N (the Account), a unit investment trust registered under the Investment Company Act of 1940, as amended, was established by The Guardian Insurance & Annuity Company, Inc. (GIAC) on September 23, 1999, and commenced operations on July 20, 2000. GIAC is a wholly owned subsidiary of The Guardian Life Insurance Company of America (Guardian). GIAC issues the survivorship variable universal life, individual variable universal life and flexible premium variable life insurance policies offered through the Account. GIAC provides for variable accumulations and benefits under the policies by crediting the net premium payments or policy loan repayments to one or more investment divisions established within the Account or to the Fixed Rate Option (FRO), as selected by the policyowner. Amounts allocated to the FRO are maintained by GIAC in its general account. The policy owner may transfer his or her policy value among the various investment options based on the selected policy within the Account, or the FRO. However, a policyowner may only invest in up to twenty investment options, including the FRO, at any time. Policyowners may also choose to invest all or a portion of their net premiums or policy account value in the indexed option for the Flexible Solutions VUL III and Flexible Solutions VUL (2018) contracts, which is maintained by GIAC in its general account.

The sixty-one investment options of the Account correspond to the following underlying mutual funds and classes of shares in which the investment option invests (collectively, the Funds and individually, a Fund):

Guardian Integrated Research VIP Fund

Guardian Large Cap Disciplined Growth VIP Fund

Guardian Total Return Bond VIP Fund

Guardian Small Cap Value Diversified VIP Fund

(formerly Guardian Small Cap Core VIP Fund)

Guardian All Cap Core VIP Fund

Guardian Select Mid Cap Core VIP Fund

Guardian Small Mid Cap Core VIP Fund

Guardian Strategic Large Cap Core VIP Fund

Guardian Core Fixed Income VIP Fund

Guardian Short Duration Bond VIP Fund

Guardian Balanced Allocation VIP Fund

Guardian Equity Income VIP Fund

Victory Pioneer Equity Income VCT Portfolio

(formerly Pioneer Equity Income VCT Portfolio Class II)

Invesco V.I. American Franchise Fund Series I

Invesco V.I. Equity and Income Fund Series I

Invesco V.I. Government Securities Fund Series II

Invesco V.I. Main Street Mid Cap Fund Series II

Invesco V.I. Equity and Income Fund Series II

Invesco V.I. American Franchise Fund Series II

Invesco V.I. Global Fund Series II

Alger Capital Appreciation Portfolio Class S

AB Sustainable Global Thematic Portfolio Class B

LVIP American Century Capital Appreciation Fund

Standard Class II

LVIP American Century Mid Cap Value Fund Standard

Class II

BlackRock Global Allocation V.I. Fund Class III

Davis Financial Portfolio

Davis Real Estate Portfolio

LVIP JPMorgan Short Duration Bond Fund

(formerly LVIP Macquarie Limited-Term Diversified

Income Fund Service Class)

LVIP Fidelity Institutional AM Total Bond Fund Service Class

(formerly LVIP Macquarie Diversified Income Fund Service Class)

Nomura VIP Emerging Markets Series Class

(formerly Macquarie VIP Emerging Markets Series Service Class)

Nomura VIP Small Cap Growth Series Class

(formerly Delaware IVY VIP Small Cap Growth Fund Class II)

Nomura VIP Mid Cap Growth Series Class

(formerly Macquarie VIP Mid Cap Growth Series Service Class II)

Fidelity® VIP Equity-Income Portfolio Service Class 2

Fidelity® VIP High Income Portfolio Service Class 2

Fidelity® VIP Freedom 2020 Portfolio Service Class 2

Fidelity® VIP Freedom 2030 Portfolio Service Class 2

Fidelity® VIP Government Money Market Portfolio Service Class 2

Fidelity® VIP Index 500 Portfolio Initial Class

Templeton Growth VIP Fund Class 2

Templeton Global Bond VIP Fund Class 2

Templeton Foreign VIP Fund Class 2

Franklin Mutual Shares VIP Fund Class 2

Franklin Small Cap Value VIP Fund Class 2

Morningstar Balanced ETF Asset Allocation Portfolio Class II

Morningstar Growth ETF Asset Allocation Portfolio Class II

Morningstar Income and Growth ETF Asset Allocation

Portfolio Class II

Janus Henderson Enterprise Portfolio Institutional Shares

Janus Henderson Forty Portfolio Institutional Shares

Janus Henderson Research Portfolio Institutional Shares

Janus Henderson Global Research Portfolio Institutional Shares

Janus Henderson Research Portfolio Service Shares

B-34

The Guardian Separate Account N

NOTES TO FINANCIAL STATEMENTS

December 31, 2025 (continued)

Janus Henderson Mid Cap Value Portfolio Service Shares

Janus Henderson Balanced Portfolio Service Shares

Janus Henderson Global Research Portfolio Service Shares

MFS® Growth Series Initial Class

MFS® New Discovery Series Initial Class MFS® Total Return Series Initial Class

PIMCO Real Return Portfolio Advisor Class

PIMCO Total Return Portfolio Advisor Class

ClearBridge Variable Mid Cap Portfolio Class II

Putnam VT Core Equity Fund Class IB

The below funds were part of a fund substitution and are no longer available as an investment option under this contract in 2025:

Existing Fund	Replacement Fund	Date
Victory RS Large Cap Alpha VIP Series	Guardian Equity Income VIP Fund	April 25, 2025
Gabelli Capital Asset Fund	Guardian All Cap Core VIP Fund	April 25, 2025
Invesco V.I. Core Equity Fund Series II	Guardian Equity Income VIP Fund	April 25, 2025
MFS® Investors Trust Series Service Class	Guardian Equity Income VIP Fund	April 25, 2025
MFS® Research Series Service Class	Guardian Equity Income VIP Fund	April 25, 2025
ClearBridge Variable Appreciation Port folio Class II	Guardian Integrated Research VIP Fund	April 25, 2025

The below funds were liquidated and no longer available as an investment option under this contract in 2025 and 2024:

Existing Fund	Replacement Fund	Date
Victory RS International VIP Series	Fidelity® VIP Government Money Market Portfolio Service Class 2	August 29, 2025
Victory RS Small Cap Growth Equity VIP Series	Fidelity® VIP Government Money Market Portfolio Service Class 2	August 29, 2025
Victory 500 Index VIP Series	Fidelity® VIP Government Money Market Portfolio Service Class 2	August 29, 2025
Victory High Yield VIP Series	Fidelity® VIP Government Money Market Portfolio Service Class 2	August 29, 2025
Victory Sophus Emerging Markets VIP Series	Fidelity® VIP Government Money Market Portfolio Service Class 2	June 27, 2025
Allspring VT International Equity Fund	Fidelity® VIP Government Money Market Portfolio Service Class 2	April 30, 2024

The below funds were merged and no longer available as an investment option under this contract in 2025 and 2024:

Existing Fund	Replacement Fund	Date
Pioneer Equity Income VCT Portfolio	Victory Pioneer Equity Income VCT Port folio	March 31, 2025
American Century VP Capital Appreciation Fund - Class I	LVIP American Century Capital Appreciation Fund	April 26, 2024
American Century VP Mid Cap Value - Class I	LVIP American Century Mid Cap Value Fund	April 26, 2024

A tax-qualified and a non-tax-qualified investment division has been established within each investment option available in the Account.

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of GIAC. The assets of the Account will not be charged with any liabilities arising out of any other business conducted by GIAC, but the obligations of the Account, including the promise to make benefit payments, are obligations of GIAC.

The changes in net assets maintained in the Account provide the basis for the periodic determination of benefits under the policies. The net assets may not be less than the amount required under state insurance laws to provide for death benefits (without regard to the minimum death benefit guarantee, guaranteed minimum income benefit or guaranteed minimum withdrawal benefit) and other policy benefits. Assets and related liabilities are held in GIAC’s general account to

B-35

The Guardian Separate Account N

NOTES TO FINANCIAL STATEMENTS

December 31, 2025 (continued)

cover the contingency that a policy’s guaranteed benefit might exceed the benefit that would have been payable in the absence of such a guarantee.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The accompanying financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (GAAP). The following is a summary of significant accounting policies of the Account:

Investments

(a)	Net proceeds of payments made by policyowners to the Account are invested by the Account’s investment divisions in shares of the corresponding Funds at net asset value. All distributions made by the Fund are reinvested in shares of the same Fund.

(b)	The market value of the investments in the Funds is based on the net asset value of the respective Funds as of their close of business on the valuation date.

(c)	Investment transactions are accounted for on the trade date and income is recorded on the ex-dividend date. Realized gains and losses are determined based on the cost of securities sold.

(d)	The cost of investments sold is determined on a first in, first out (FIFO) basis.

The guidance pertaining to the disclosure of fair value measurements requires (1) the separate disclosure of significant transfers in and out of Level 1 and Level 2 fair value measurements, (2) additional breakout of the information presented in reconciliation of Level 3 fair value measurements, and (3) increased disclosure about inputs and valuation techniques used to measure fair value. For the year ended December 31, 2025, there were no transfers into or out of Level 1 and Level 2, and there were no Level 3 fair value measurement items requiring reconciliation.

The guidance defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair value measurements are based on observable and unobservable inputs. Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect management’s view of market assumptions based on internally developed data in the absence of observable market information. The guidance requires entities to maximize the use of observable inputs and minimize the use of unobservable inputs when determining the fair value of an asset or liability. The statement classifies all assets and liabilities carried or disclosed at fair value in one of the following three categories:

Level 1 — inputs are unadjusted quoted market prices available in active markets for identical assets on the reporting date. Assets in this category generally include actively traded registered mutual funds.

Level 2 — inputs are quoted prices for similar instruments in active markets, or quoted prices for identical or similar instruments in markets that are not active.

Level 3 — inputs are unobservable where there is little, or no market activity and assumptions are based on internally derived information. Assets in this category generally include all other types of investments that do not meet the criteria of Level 1 or 2. As of December 31, 2025, none of the Account investments are considered Level 3.

The Account invests in various registered mutual funds managed by unaffiliated third parties. The fair value of the registered mutual funds is based upon the reported net asset values (“NAVs”) as provided by the fund manager. The Fair Value Hierarchy level of the Account net assets is based on observable market inputs of the registered mutual funds as published on recognized market exchanges. GIAC’s management reviews each mutual fund’s liquidity in order to determine the level at which those investments should be reported. Generally, actively traded registered mutual funds are considered Level 1.

As of December 31, 2025, all investments of the Account were in actively traded registered mutual funds and were considered Level 1 with a total fair value of $125,505,839.

The guidance indicates that entities should determine whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. The guidance also indicates that entities should consider and evaluate the impact of decreased market activity and whether transactions are orderly in arriving at a fair value for its assets and liabilities, including evaluating whether values provided by pricing services are based

B-36

The Guardian Separate Account N

NOTES TO FINANCIAL STATEMENTS

December 31, 2025 (continued)

on current information that reflects orderly transactions. As of December 31, 2025, none of the Account’s registered mutual funds investments’ level of trading activities is considered to have significantly decreased.

There were no financial instrument liabilities held by the Account as of December 31, 2025, or during the twelve months then ended.

Subsequent Events

The Account considers events occurring after the balance sheet date but prior to the issuance of the financial statements to be subsequent events requiring disclosure. There were no subsequent events requiring recognition or disclosure in the financial statements.

Individual Mortality Table Used and the Assumed Investment Return

The mortality charge for Variable Universal Life Insurance policies is based on the 1980/2001/2017 Commissioners’ Standard Ordinary Mortality Table published by the National Association of Insurance Commissioners. The assumed investment return is 3.0% - 4.0%.

Federal Income Taxes

The operations of the Account are included in the federal income tax return of Guardian, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (“IRC”). Under the current provisions of the IRC, Guardian does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited under the policies. Based on this, there is no charge to the Account for federal income taxes. Guardian will review, as needed, the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the policies.

Under the provisions of Section 817(h) of the IRC, a variable life policy will not be treated as a life policy for federal tax purposes for any period for which the investments of the segregated asset account on which the policy is based are not adequately diversified. The IRC provides that the “adequately diversified” requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of Treasury. The Internal Revenue Service has issued regulations under section 817(h) of IRC. Guardian believes that the Account satisfies the current requirements of the regulations, and it intends that the Account will continue to meet such requirements.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

Segmented Reporting

In this reporting period, the fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the fund’s financial position or its results of operations. The intent of the ASU 2023-07 is, through improved segment disclosures, to enable investors to better understand an entity’s overall performance and to assess its potential future cash flows.

The management committee of GIAC evaluates third-party funds and determines the selection of funds to offer within the product offering. All funds are sourced from third party asset managers which employ a governance structure to oversee fund strategy and performance, all of which is an element contemplated in the Separate Account Management Committee’s determination of fund offerings. Accordingly, the Management Committee, acts as the fund’s chief operating decision maker (“CODM”) assessing performance and making decisions about product offering allocation. The CODM has determined that the fund has a single operating segment based on the fact that the CODM monitors the operating results of the fund as a whole and that the fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented within the fund’s Portfolio of Investments, Statement of Changes in Net Assets and Financial Highlights.

B-37

The Guardian Separate Account N

NOTES TO FINANCIAL STATEMENTS

December 31, 2025 (continued)

NOTE 3 — PURCHASES AND SALES OF INVESTMENTS

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2025, were as follows:

	Purchases	Sales
Guardian Integrated Research VIP Fund	$41,563	$201,153
Guardian Large Cap Disciplined Growth VIP Fund	528,785	687,724
Guardian Total Return Bond VIP Fund	—	302
Guardian Small Cap Value Diversified VIP Fund (formerly Guardian Small Cap Core VIP Fund)	45,610	119,482
Guardian All Cap Core VIP Fund	2,390,267	170,821
Guardian Select Mid Cap Core VIP Fund	266,425	996,782
Guardian Small Mid Cap Core VIP Fund	26,495	7,900
Guardian Strategic Large Cap Core VIP Fund	1,656,655	168,618
Guardian Core Fixed Income VIP Fund	192,842	246,781
Guardian Short Duration Bond VIP Fund	100,162	400,448
Guardian Balanced Allocation VIP Fund	91,202	93,140
Guardian Equity Income VIP Fund	8,208,473	5,027,366
Victory RS Large Cap Alpha VIP Series	1,484,714	7,803,832
Victory 500 Index VIP Series	4,937,394	22,134,261
Victory High Yield VIP Series	60,649	511,372
Victory RS International VIP Series	823,772	4,925,581
Victory Sophus Emerging Markets VIP Series	140,424	2,876,177
Victory RS Small Cap Growth Equity VIP Series	264,873	4,763,850
Gabelli Capital Asset Fund	1,525,647	2,386,711
Invesco V.I. American Franchise Fund Series I	234,944	117,401
Invesco V.I. Equity and Income Fund Series I	47,968	13,453
Invesco V.I. Core Equity Fund Series II	7,385	170,922
Invesco V.I. Government Securities Fund Series II	29,709	24,828
Invesco V.I. Main Street Mid Cap Fund Series II	86,115	27,410
Invesco V.I. Equity and Income Fund Series II	10,676	4,438
Invesco V.I. American Franchise Fund Series II	24,692	3,560
Invesco V.I. Global Fund Series II	89,706	3,178
Alger Capital Appreciation Portfolio Class S	202,181	2,457
AB Sustainable Global Thematic Portfolio Class B	40,307	9,104
LVIP American Century Capital Appreciation Fund Standard Class II	65,614	71,282
LVIP American Century Mid Cap Value Fund Standard Class II	23,715	78,179
BlackRock Global Allocation V.I. Fund Class III	4,193	3,482
Davis Financial Portfolio	432,769	159,158
Davis Real Estate Portfolio	515,297	708,065
LVIP JPMorgan Short Duration Bond Fund (formerly LVIP Macquarie Limited Term Diversified Income Fund Service Class)	1	—
LVIP Fidelity Instituional AM Total Bond Fund (formerly LVIP Macquarie Diversified Income Fund Service Class)	85,877	95,122
Nomura VIP Emerging Markets Series Class (formerly Macquarie VIP Emerging Markets Series Service Class)	155,008	62,139
Nomura VIP Small Cap Growth Series Class (formerly Delaware IVY VIP Small Cap Growth Fund Class II)	1,052	432
Nomura VIP Mid Cap Growth Series Class (formerly Macquarie VIP Mid Cap Growth Series Service Class)	154,640	40,750
Allspring VT International Equity Fund	—	—
Fidelity® VIP Equity-Income Portfolio Service Class 2	429,364	309,481
Fidelity® VIP High Income Portfolio Service Class 2	4,508	585
Fidelity® VIP Freedom 2020 Portfolio Service Class 2	4,207	333
Fidelity® VIP Freedom 2030 Portfolio Service Class 2	7,396	2,482
Fidelity® VIP Government Money Market Portfolio Service Class 2	33,800,743	3,825,722
Fidelity® VIP Index 500 Portfolio Initial Class	661,056	569,981
Templeton Growth VIP Fund Class 2	184,712	3,260

B-38

The Guardian Separate Account N

NOTES TO FINANCIAL STATEMENTS

December 31, 2025 (continued)

	Purchases	Sales
Templeton Global Bond VIP Fund Class 2	26,717	28,372
Templeton Foreign VIP Fund Class 2	74,717	136,632
Franklin Mutual Shares VIP Fund Class 2	47,520	3,206
Franklin Small Cap Value VIP Fund Class 2	107,929	125,977
Morningstar Balanced ETF Asset Allocation Portfolio Class II	3	—
Morningstar Growth ETF Asset Allocation Portfolio Class II	6,729	810
Morningstar Income and Growth ETF Asset Allocation Portfolio Class II	31,321	30,047
Janus Henderson Enterprise Portfolio Institutional Shares	376,910	452,568
Janus Henderson Forty Portfolio Institutional Shares	934,598	443,692
Janus Henderson Research Portfolio Institutional Shares	280,218	153,957
Janus Henderson Global Research Portfolio Institutional Shares	399,573	140,052
Janus Henderson Research Portfolio Service Shares	242,592	35,366
Janus Henderson Mid Cap Value Portfolio Service Shares	7,933	23,329
Janus Henderson Balanced Portfolio Service Shares	—	—
Janus Henderson Global Research Portfolio Service Shares	646,180	120,821
MFS® Growth Series Initial Class	501,692	221,548
MFS® New Discovery Series Initial Class	58,659	206,092
MFS® Total Return Series Initial Class	470,661	451,290
MFS® Research Series Service Class	3,080	10,186
MFS® Investors Trust Series Service Class	3,643	51,062
PIMCO Real Return Portfolio Advisor Class	18,947	107,784
PIMCO Total Return Portfolio Advisor Class	88,938	8,206
ClearBridge Variable Appreciation Portfolio Class II	—	—
ClearBridge Variable Mid Cap Core Portfolio Class II	—	—
Putnam VT Core Equity Fund Class IB	13,615	2,598
Victory Pioneer Equity Income VCT Portfolio (formerly Pioneer Equity Income VCT Portfolio Class II)	32,528	5,097

Total	$64,464,491	$62,588,195

NOTE 4 — EXPENSES AND RELATED PARTY TRANSACTIONS

Under the terms of the policy, GIAC deducts certain charges from the policy account value. These contractual charges are deducted by redeeming units of the investment divisions and consist of:

a)	Mortality and expense risk charges are as follows:

•	For Park Avenue Millennium Series, GIAC deducts at a current annual rate of .60% of the net assets of the separate account through the twelfth policy year. Starting in the thirteenth policy year, GIAC deducts at a current annual rate of .40% up to account value breakpoint and .20% on the amount of net assets in excess of the breakpoint.

•	For Flexible Solutions Series, GIAC deducts at a current annual rate of .60% of the net assets of the separate account through the tenth policy year. Starting in the eleventh policy year, GIAC deducts at a current annual rate of .20% up to the account value breakpoint and .00% on the net amount of assets in excess of the breakpoint.

•	For Flexible Solution - Gold Series, GIAC deducts at a current annual rate of .50% of the net assets of the separate account through the tenth policy year. Starting in the eleventh policy year, GIAC deducts at a current annual rate of .10% up to the account value breakpoint and .00% on the net amount of assets in excess of the breakpoint.

•	For Executive Benefits, there is no current annual deduction of the net assets of the separate account. GIAC guarantees this charge never to exceed an annual rate of .25% of the account value.

•	For Flexible Solutions VUL III, there is no current annual deduction of the net assets of the separate account. GIAC guarantees this charge never to exceed an annual rate of .25% of the account value.

•	For Flexible Solutions VUL (2018), there is no current annual deduction of the net assets of the separate account. GIAC guarantees this charge never to exceed an annual rate of .25% of the account value.

B-39

The Guardian Separate Account N

NOTES TO FINANCIAL STATEMENTS

December 31, 2025 (continued)

The breakpoint is defined as $100,000 less any policy account value allocated to the fixed rate option, but not less than zero.

b)	Policy and administrative fees, which vary with the basic sum, face amount, age, sex and rating class.

c)	A monthly charge for the cost of life insurance, based on age, sex, duration and rating class, is deducted as compensation for the anticipated cost of paying death benefits.

d)	For Flexible Solutions VUL III, GIAC deducts a monthly indexed account charge at a current annual rate of .45% of the policy value in the indexed account, which is the obligation of GIAC’s general account. GIAC guarantees this charge never to exceed an annual rate of .70% of the indexed account value.

e)	For Flexible Solutions VUL (2018), GIAC deducts a monthly indexed account charge at a current annual rate of .45% of the policy value in the indexed account, which is the obligation of GIAC’s general account. GIAC guarantees this charge never to exceed an annual rate of 1.00% of the indexed account value.

Currently, GIAC makes no charge against the Account for GIAC’s federal income taxes. However, GIAC reserves the right to charge taxes attributable to the Account in the future.

For the years ended December 31, 2025, and 2024, contractual charges amounted to $3,582,812 and $3,734,607, respectively, and represent the aggregate fair value of the units at the redemption date, which are reflected in “Transfer of cost of insurance and policy fees” in the Statement of Changes in Net Assets.

Under current laws, GIAC may incur state and local taxes in several states. At present, these taxes are not significant. In the event of a material change in applicable state or local tax laws, GIAC reserves the right to charge the Account for such taxes, if any, which are attributable to the Account.

Under an investment sub-advisory agreement between Victory Capital Management, Inc. and Park Avenue Institutional Advisors LLC (“PAIA”), a wholly-owned subsidiary of Guardian Investor Services, LLC, which is a wholly owned subsidiary of The Guardian Life Insurance Company of America, serves as the sub-advisor to Victory High Yield VIP Series, Victory Capital pays a monthly fee to the sub-adviser for investment advisory services in an amount equal to 28% of all fees due from such Fund to the Adviser. The sub-advisory fee payable to PAIA also covers the administrative and accounting services provided by PAIA.

Effective October 3, 2024, Victory Capital Management, Inc. (“VCM”) has terminated the sub-advisory agreement with PAIA and effective October 4, 2024, the Fund is now managed by VCM’s Victory Income Investors investment franchise.

PAIA provides day to day investment management services to the following new proprietary third-party sub-advised Guardian Variable Product Trust Funds:

•	Guardian Integrated Research VIP Fund
•	Guardian Total Return Bond VIP Fund
•	Guardian Small Cap Value Diversified VIP Fund
•	Guardian All Cap Core VIP Fund
•	Guardian Select Mid Cap Core VIP Fund
•	Guardian Large Cap Disciplined Growth VIP Fund
•	Guardian Small Mid Cap Core VIP Fund
•	Guardian Strategic Large Cap Core VIP Fund
•	Guardian Core Fixed Income VIP Fund
•	Guardian Short Duration Bond VI Fund
•	Guardian Balanced Allocation VIP Fund
•	Guardian Equity Income VIP Fund

GIAC has administrative service fee agreements with Victory Capital Management Inc., Gabelli Capital Asset Fund, Invesco Advisers, Inc., AllianceBernstein, L.P., ALPS Advisors, Inc., American Century Investment Management, Inc., BlackRock Advisors, LLC, Davis Selected Advisers, LP, Delaware Management Company, Fidelity Management & Research Company, Franklin Advisers, Inc., Franklin Advisory Services, LLC, Franklin Mutual Advisers, LLC, Fred Alger Management, Inc., Janus Henderson Group PLC, Massachusetts Financial Services Company, PIMCO, Templeton Investment Counsel, LLC, Templeton Global Advisors Limited, LLC, Legg Mason Partners Fund Advisor, LLC, All Spring Global Investment, Amundi Pioneer Investment Management, Inc., and Putnam Investment Management, LLC, which compensate GIAC for administrative services provided. These fees range from .05% to .50% of the average daily net assets. These fees are borne and paid to GIAC by investment advisers, and therefore, are not recorded in the financial statements of the Fund.

B-40

The Guardian Separate Account N

NOTES TO FINANCIAL STATEMENTS

December 31, 2025 (continued)

NOTE 5 — CHANGES IN UNITS OUTSTANDING

The changes in units outstanding for the years ended December 31, 2025 and 2024, were as follows:

	2025			2024
	Units Issued	Units Redeemed	Net Increase / (Decrease)	Units Issued	Units Redeemed	Net Increase / (Decrease)
Guardian Integrated Research VIP Fund	3,693	13,883	(10,189)	7,289	14,169	(6,880)
Guardian Large Cap Disciplined Growth VIP Fund	39,708	52,764	(13,056)	60,937	42,920	18,017
Guardian Total Return Bond VIP Fund	—	29	(29)	4,106	7,996	(3,890)
Guardian Small Cap Value Diversified VIP Fund (formerly Guardian Small Cap Core VIP Fund)	4,992	11,524	(6,532)	10,020	24,068	(14,048)
Guardian All Cap Core VIP Fund	226,942	50,448	176,494	1,176	2,979	(1,803)
Guardian Select Mid Cap Core VIP Fund	31,520	91,435	(59,915)	39,728	78,553	(38,825)
Guardian Small Mid Cap Core VIP Fund	3,158	1,498	1,660	1,929	1,118	811
Guardian Strategic Large Cap Core VIP Fund	108,311	13,046	95,265	3,367	6,163	(2,796)
Guardian Core Fixed Income VIP Fund	20,277	25,364	(5,087)	88,400	24,857	63,543
Guardian Short Duration Bond VIP Fund	9,368	36,569	(27,201)	14,166	34,298	(20,132)
Guardian Balanced Allocation VIP Fund	8,651	8,579	72	12,282	14,393	(2,112)
Guardian Equity Income VIP Fund	698,252	403,762	294,491	73,086	92,541	(19,455)
Victory RS Large Cap Alpha VIP Series	3,603	213,835	(210,232)	18,596	29,546	(10,951)
Victory 500 Index VIP Series	22,366	342,852	(320,486)	29,857	34,615	(4,758)
Victory High Yield VIP Series	499	12,557	(12,057)	1,602	1,518	84
Victory RS International VIP Series	22,446	156,198	(133,752)	29,823	17,184	12,639
Victory Sophus Emerging Markets VIP Series	2,942	54,896	(51,954)	6,299	8,825	(2,526)
Victory RS Small Cap Growth Equity VIP Series	5,660	87,415	(81,755)	5,939	14,371	(8,433)
Gabelli Capital Asset Fund	9,299	50,494	(41,196)	2,912	6,914	(4,002)
Invesco V.I. American Franchise Fund Series I	2,996	2,947	50	755	2,169	(1,414)
Invesco V.I. Equity and Income Fund Series I	754	609	145	1,306	1,075	230
Invesco V.I. Core Equity Fund Series II	2,137	6,622	(4,484)	2,470	527	1,944
Invesco V.I. Government Securities Fund Series II	2,009	1,789	220	3,682	742	2,940
Invesco V.I. Main Street Mid Cap Fund Series II	2,074	831	1,244	1,926	3,541	(1,615)
Invesco V.I. Equity and Income Fund Series II	335	202	132	128	180	(52)
Invesco V.I. American Franchise Fund Series II	407	134	273	224	84	140
Invesco V.I. Global Fund Series II	308	68	240	246	5,060	(4,814)
Alger Capital Appreciation Portfolio Class S	535	27	508	1,119	4,814	(3,695)
AB Sustainable Global Thematic Portfolio Class B	83	261	(178)	1,463	1,450	13
LVIP American Century Capital Appreciation Fund Standard Class II	988	1,382	(394)	693	2,002	(1,308)
LVIP American Century Mid Cap Value Fund Standard Class II	1,712	3,332	(1,620)	4,029	4,863	(834)
BlackRock Global Allocation V.I. Fund Class III	191	203	(13)	566	2,963	(2,397)
Davis Financial Portfolio	4,676	2,982	1,694	2,569	3,071	(502)
Davis Real Estate Portfolio	13,461	18,756	(5,295)	8,234	13,518	(5,284)
LVIP JPMorgan Short Duration Bond Fund (formerly LVIP Macquarie Limited Term Diversified Income Fund Service Class)	—	—	—	8,140	38,940	(30,800)
LVIP Fidelity Institutional AM Total Bond Fund (formerly LVIP Macquarie Diversified Income Fund Service Class)	5,795	6,775	(980)	12,692	1,764	10,928
Nomura VIP Emerging Markets Series Class (formerly Macquarie VIP Emerging Markets Series Service Class)	6,943	2,251	4,692	1,955	6,580	(4,625)

B-41

The Guardian Separate Account N

NOTES TO FINANCIAL STATEMENTS

December 31, 2025 (continued)

	2025			2024
	Units Issued	Units Redeemed	Net Increase / (Decrease)	Units Issued	Units Redeemed	Net Increase / (Decrease)
Nomura VIP Small Cap Growth Series Class (formerly Delaware IVY VIP Small Cap Growth Fund Class II)	29	12	16	64	630	(566)
Nomura VIP Mid Cap Growth Series Class (formerly Macquarie VIP Mid Cap Growth Series Service Class)	1,944	1,440	504	1,867	869	999
Allspring VT International Equity Fund	—	—	—	—	—	—
Fidelity® VIP Equity-Income Portfolio Service Class 2	5,259	5,777	(518)	2,116	3,717	(1,601)
Fidelity® VIP High Income Portfolio Service Class 2	65	25	39	93	881	(788)
Fidelity® VIP Freedom 2020 Portfolio Service Class 2	—	13	(13)	—	12	(12)
Fidelity® VIP Freedom 2030 Portfolio Service Class 2	73	83	(10)	1,142	2,599	(1,457)
Fidelity® VIP Government Money Market Portfolio Service Class 2	2,253,324	286,161	1,967,163	45,210	149,836	(104,626)
Fidelity® VIP Index 500 Portfolio Initial Class	17,625	17,495	129	11,463	12,648	(1,185)
Templeton Growth VIP Fund Class 2	7,336	223	7,113	1,507	5,420	(3,913)
Templeton Global Bond VIP Fund Class 2	2,351	2,557	(206)	7,331	3,802	3,529
Templeton Foreign VIP Fund Class 2	3,266	8,541	(5,276)	13,049	3,842	9,207
Franklin Mutual Shares VIP Fund Class 2	—	93	(93)	1,562	6,757	(5,195)
Franklin Small Cap Value VIP Fund Class 2	2,305	3,247	(942)	3,094	5,285	(2,192)
Morningstar Balanced ETF Asset Allocation Portfolio Class II	—	—	—	77	2,498	(2,421)
Morningstar Growth ETF Asset Allocation Portfolio Class II	—	22	(22)	—	24	(24)
Morningstar Income and Growth ETF Asset Allocation Portfolio Class II	2,463	2,524	(61)	1,286	1,332	(47)
Janus Henderson Enterprise Portfolio Institutional Shares	2,107	10,614	(8,507)	1,846	7,998	(6,152)
Janus Henderson Forty Portfolio Institutional Shares	3,937	5,301	(1,364)	1,231	2,426	(1,195)
Janus Henderson Research Portfolio Institutional Shares	2,485	2,995	(509)	804	2,507	(1,703)
Janus Henderson Global Research Portfolio Institutional Shares	5,092	5,423	(331)	3,713	7,002	(3,290)
Janus Henderson Research Portfolio Service Shares	2,969	490	2,479	1,299	3,655	(2,356)
Janus Henderson Mid Cap Value Portfolio Service Shares	136	745	(609)	1,710	1,212	498
Janus Henderson Balanced Portfolio Service Shares	—	—	—	464	1,361	(898)
Janus Henderson Global Research Portfolio Service Shares	13,257	2,514	10,743	1,142	1,152	(10)
MFS® Growth Series Initial Class	1,950	4,076	(2,126)	1,091	2,109	(1,018)
MFS® New Discovery Series Initial Class	1,461	4,380	(2,919)	1,448	4,945	(3,496)
MFS® Total Return Series Initial Class	4,159	10,742	(6,583)	6,466	8,678	(2,212)
MFS® Research Series Service Class	62	210	(148)	172	52	120
MFS® Investors Trust Series Service Class	105	1,534	(1,429)	340	88	251
PIMCO Real Return Portfolio Advisor Class	1,158	6,881	(5,723)	13,004	3,816	9,189
PIMCO Total Return Portfolio Advisor Class	5,710	1,134	4,576	4,280	6,711	(2,431)
ClearBridge Variable Appreciation Portfolio Class II	—	—	—	245	602	(357)

B-42

The Guardian Separate Account N

NOTES TO FINANCIAL STATEMENTS

December 31, 2025 (continued)

	2025			2024
	Units Issued	Units Redeemed	Net Increase / (Decrease)	Units Issued	Units Redeemed	Net Increase / (Decrease)
ClearBridge Variable Mid Cap Core Portfolio Class II	—	—	—	493	1,001	(508)
Putnam VT Core Equity Fund Class IB	288	98	190	319	120	199
Victory Pioneer Equity Income VCT Portfolio (formerly Pioneer Equity Income VCT Portfolio Class II)	587	219	368	637	259	378

NOTE 6 — FINANCIAL HIGHLIGHTS

GIAC sells a number of variable life insurance policy products that are funded by the Account. These products have unique combinations of features and fees that are charged against the policyholder’s account balance. The differences in the fee structures result in a same unit values, expense ratios and total returns since fee charges are made directly to policy owners’ accounts through redemption of units.

In 2010, the Account elected to present in the Financial Highlights appearing in Note 6 based on the aggregate product basis for each of the Account’s investment options, rather than separate information for each product level as reported in prior periods as permitted by AICPA Statement of Position 03-5. The Account similarly elected to report aggregate period-end units outstanding, unit value and net assets for each investment option in the Statements of Assets and Liabilities and the Financial Highlights Notes herein. Prior-period financial highlights appearing in Note 6 have been retrospectively adjusted conforming to the current period presentation.

The following represent amounts for the years ended December 31, excluding the effect of the expenses of the underlying fund portfolios and charges made directly to policyholders’ accounts through redemption of units:

	Units Outstanding	Net Assets		Expense Ratio (1)	Investment Income Ratio (2)	Total Return (3)
		Unit Value	In Whole $

Guardian Integrated Research VIP Fund(6)
2025	179,003	$16.04	$2,870,735	—	0.00%	14.65%
2024	189,192	13.99	2,646,534	—	0.00%	25.85%
2023	196,072	11.12	2,179,368	—	0.00%	24.30%
2022	218,653	8.94	1,955,173	—	0.00%	-10.58%

Guardian Large Cap Disciplined Growth VIP Fund(6)
2025	320,504	$17.64	$5,652,545	—	0.00%	16.99%
2024	333,560	15.08	5,028,613	—	0.00%	28.80%
2023	315,543	11.70	3,693,260	—	0.00%	41.88%
2022	294,754	8.25	2,431,536	—	0.00%	-17.51%

Guardian Total Return Bond VIP Fund(6)
2025	2,890	$10.65	$30,784	—	0.00%	6.87%
2024	2,919	9.97	29,097	—	0.00%	1.80%
2023	6,809	9.79	66,682	—	0.00%	5.12%
2022	6,373	9.32	59,366	—	0.00%	-6.85%

Guardian Small Cap Value Diversified VIP Fund (formerly Guardian Small Cap Core VIP Fund)(6)
2025	33,581	$11.71	$393,208	—	0.00%	6.66%
2024	40,113	10.98	440,348	—	0.00%	7.57%
2023	54,161	10.21	552,739	—	0.00%	16.95%
2022	43,731	8.73	381,617	—	0.00%	-12.74%

Guardian All Cap Core VIP Fund(6)
2025	252,570	$15.17	$3,832,288	—	0.00%	12.25%
2024	76,076	13.52	1,028,337	—	0.00%	20.10%
2023	77,879	11.26	876,563	—	0.00%	22.93%
2022	73,740	9.16	675,156	—	0.00%	-8.44%

B-43

The Guardian Separate Account N

NOTES TO FINANCIAL STATEMENTS

December 31, 2025 (continued)

	Units Outstanding	Net Assets		Expense Ratio (1)	Investment Income Ratio (2)	Total Return (3)
		Unit Value	In Whole $

Guardian Select Mid Cap Core VIP Fund(6)
2025	533,461	$13.23	$7,060,017	—	0.00%	10.34%
2024	593,376	11.99	7,116,730	—	0.00%	12.43%
2023	632,201	10.67	6,744,370	—	0.00%	16.30%
2022	679,611	9.17	6,233,971	—	0.00%	-8.27%

Guardian Small Mid Cap Core VIP Fund(6)
2025	13,392	$11.76	$157,473	—	0.00%	1.56%
2024	11,732	11.58	135,841	—	0.00%	6.31%
2023	10,921	10.89	118,940	—	0.00%	15.97%
2022	9,868	9.39	92,677	—	0.00%	-6.09%

Guardian Strategic Large Cap Core VIP Fund(6)
2025	230,120	$15.51	$3,569,018	—	0.00%	11.76%
2024	134,855	13.88	1,871,428	—	0.00%	19.73%
2023	137,651	11.59	1,595,432	—	0.00%	20.15%
2022	140,438	9.65	1,354,741	—	0.00%	-3.53%

Guardian Core Fixed Income VIP Fund(6)
2025	264,588	$10.97	$2,902,527	—	0.00%	6.61%
2024	269,675	10.29	2,774,959	—	0.00%	1.48%
2023	206,132	10.14	2,090,174	—	0.00%	5.52%
2022	212,681	9.61	2,043,861	—	0.00%	-3.90%

Guardian Short Duration Bond VIP Fund(6)
2025	41,367	$11.22	$464,141	—	0.00%	5.35%
2024	68,568	10.65	730,253	—	0.00%	4.72%
2023	88,700	10.17	902,083	—	0.00%	4.09%
2022	89,308	9.77	872,541	—	0.00%	-2.30%

Guardian Balanced Allocation VIP Fund(6)
2025	228,681	$14.33	$3,277,000	—	0.00%	12.92%
2024	228,609	12.69	2,901,042	—	0.00%	13.81%
2023	230,721	11.15	2,572,541	—	0.00%	17.86%
2022	226,323	9.46	2,141,019	—	0.00%	-5.40%

Guardian Equity Income VIP Fund(6)
2025	1,443,848	$13.92	$20,098,366	—	0.00%	14.76%
2024	1,149,357	12.13	13,941,701	—	0.00%	10.07%
2023	1,168,812	11.02	12,880,312	—	0.00%	7.41%
2022	1,219,027	10.26	12,507,215	—	0.00%	2.60%

Victory RS Large Cap Alpha VIP Series(8)
2025	—	$—	$—	NA	NA	NA
2024	210,232	37.71	7,927,856	—	1.39%	21.54%
2023	221,183	31.03	6,862,679	—	1.32%	13.69%
2022	235,343	27.29	6,422,843	—	1.40%	-4.33%
2021	240,134	28.53	6,850,487	—	1.13%	23.49%

Victory 500 Index VIP Series(10)
2025	—	$—	$—	—	1.80%	-100.00%
2024	320,486	59.99	19,227,159	—	1.41%	24.96%
2023	325,244	48.01	15,615,208	—	1.41%	26.94%
2022	332,877	37.82	12,589,921	—	1.23%	-19.36%
2021	351,397	46.90	16,480,105	—	1.34%	27.43%

Victory High Yield VIP Series(10)
2025	—	$—	$—	—	13.90%	-100.00%
2024	12,057	38.54	464,727	—	9.95%	8.42%
2023	11,973	35.55	425,646	—	8.41%	11.41%
2022	12,501	31.91	398,903	—	7.17%	-13.55%
2021	11,482	36.91	423,823	—	5.59%	5.85%

B-44

The Guardian Separate Account N

NOTES TO FINANCIAL STATEMENTS

December 31, 2025 (continued)

	Units Outstanding	Net Assets		Expense Ratio (1)	Investment Income Ratio (2)	Total Return (3)
		Unit Value	In Whole $

Victory INCORE Low Duration Bond VIP Series(7)
2025	—	$—	$—	—	—	—
2024	—	—	—	—	—	—
2023	—	—	—	—	—	—
2022	—	—	—	—	—	—
2021	56,454	15.82	893,195	—	1.71%	1.00%

Victory INCORE Investment Quality Bond VIP Series(7)
2025	—	$—	$—	—	—	—
2024	—	—	—	—	—	—
2023	—	—	—	—	—	—
2022	—	—	—	—	—	—
2021	82,723	28.01	2,317,033	—	2.14%	-0.22%

Victory RS International VIP Series(10)
2025	—	$—	$—	—	3.72%	-100.00%
2024	133,752	27.40	3,664,674	—	3.13%	5.50%
2023	121,113	25.97	3,145,342	—	2.80%	20.02%
2022	124,258	21.64	2,688,703	—	2.93%	-15.81%
2021	115,388	25.70	2,965,728	—	1.97%	14.37%

Victory Sophus Emerging Markets VIP Series(9)
2025	—	$—	$—	NA	NA	NA
2024	51,954	47.11	2,447,720	—	2.85%	5.24%
2023	54,480	44.77	2,439,066	—	3.32%	11.03%
2022	53,254	40.32	2,147,272	—	0.84%	-22.46%
2021	52,378	52.00	2,723,832	—	0.85%	-4.42%

Victory RS Small Cap Growth Equity VIP Series (10)
2025	—	$—	$—	—	0.74%	-100.00%
2024	81,755	57.81	4,725,880	—	0.00%	11.82%
2023	90,188	51.70	4,662,263	—	0.00%	20.40%
2022	93,827	42.94	4,028,445	—	0.00%	-36.36%
2021	100,177	67.47	6,758,457	—	0.00%	-10.43%

Gabelli Capital Asset Fund(8)
2025	—	$—	$—	NA	NA	NA
2024	41,196	58.86	2,424,672	—	0.67%	11.30%
2023	45,198	52.88	2,390,120	—	0.51%	11.86%
2022	46,474	47.28	2,197,112	—	0.43%	-12.92%
2021	49,357	54.29	2,679,711	—	0.49%	20.48%

Value Line Centurion Fund(7)
2025	—	$—	$—	—	—	—
2024	—	—	—	—	—	—
2023	—	—	—	—	—	—
2022	—	—	—	—	—	—
2021	25,648	29.78	763,727	—	0.02%	19.67%

Value Line Strategic Asset Management Trust(7)
2025	—	$—	$—	—	—	—
2024	—	—	—	—	—	—
2023	—	—	—	—	—	—
2022	—	—	—	—	—	—
2021	55,237	44.22	2,442,645	—	0.31%	15.87%

Invesco V.I. American Franchise Fund Series I
2025	28,602	$45.29	$1,295,309	—	0.00%	11.66%
2024	28,552	40.56	1,157,995	—	0.00%	34.89%
2023	29,966	30.07	900,998	—	0.00%	40.93%
2022	29,112	21.34	621,124	—	0.00%	-31.11%
2021	30,318	30.97	938,991	—	0.00%	11.93%

B-45

The Guardian Separate Account N

NOTES TO FINANCIAL STATEMENTS

December 31, 2025 (continued)

	Units Outstanding	Net Assets		Expense Ratio (1)	Investment Income Ratio (2)	Total Return (3)
		Unit Value	In Whole $

Invesco V.I. Equity and Income Fund Series I
2025	13,667	$31.40	$429,128	—	2.15%	12.81%
2024	13,522	27.83	376,378	—	1.85%	12.12%
2023	13,292	24.83	329,973	—	2.01%	10.56%
2022	12,359	22.46	277,536	—	1.76%	-7.51%
2021	12,625	24.28	306,513	—	3.75%	13.98%

Invesco V.I. Core Equity Fund Series I(7)
2025	—	$—	$—	—	—	—
2024	—	—	—	—	—	—
2023	—	—	—	—	—	—
2022	—	—	—	—	—	—
2021	31,203	27.92	871,196	—	0.67%	27.74%

Invesco V.I. Core Equity Fund Series II(8)
2025	—	$—	$—	NA	NA	NA
2024	4,484	38.37	172,083	—	0.54%	25.29%
2023	2,540	30.63	77,787	—	0.58%	23.09%
2022	868	24.88	21,604	—	0.68%	-20.75%
2021	533	31.40	16,738	—	0.15%	27.38%

Invesco V.I. Government Securities Fund Series II
2025	5,072	$14.28	$72,412	—	2.12%	6.95%
2024	4,852	13.35	64,766	—	4.84%	1.47%
2023	1,912	13.15	25,151	—	1.32%	4.46%
2022	4,198	12.59	52,863	—	0.71%	-10.58%
2021	11,876	14.08	167,226	—	0.95%	-2.43%

Invesco V.I. Main Street Mid Cap Fund Series II
2025	6,356	$33.56	$213,272	—	0.10%	8.97%
2024	5,112	30.79	157,425	—	0.13%	16.79%
2023	6,727	26.37	177,369	—	0.04%	14.14%
2022	4,331	23.10	100,036	—	0.06%	-14.45%
2021	5,073	27.00	136,993	—	0.22%	22.86%

Invesco V.I. Equity and Income Fund Series II
2025	1,655	$26.55	$43,926	—	1.99%	12.52%
2024	1,523	23.59	35,938	—	1.65%	11.91%
2023	1,575	21.08	33,205	—	1.66%	10.24%
2022	507	19.13	9,687	—	1.50%	-7.71%
2021	476	20.72	9,866	—	3.38%	13.66%

Invesco V.I. Growth and Income Fund Series II(7)
2025	—	$—	$—	—	—	—
2024	—	—	—	—	—	—
2023	—	—	—	—	—	—
2022	—	—	—	—	—	—
2021	8,691	32.50	282,453	—	1.50%	28.19%

Invesco V.I. American Franchise Fund Series II
2025	1,520	$54.13	$82,258	—	0.00%	11.39%
2024	1,247	48.60	60,626	—	0.00%	34.56%
2023	1,107	36.12	39,991	—	0.00%	40.60%
2022	339	25.69	8,705	—	0.00%	-31.30%
2021	765	37.39	28,592	—	0.00%	11.65%

Invesco V.I. Global Fund Series II
2025	8,221	$51.14	$420,429	—	0.00%	15.01%
2024	7,981	44.47	354,886	—	0.00%	15.78%
2023	12,795	38.40	491,389	—	0.00%	34.45%
2022	13,439	28.56	383,885	—	0.00%	-31.94%
2021	15,255	41.97	640,214	—	0.00%	15.17%

B-46

The Guardian Separate Account N

NOTES TO FINANCIAL STATEMENTS

December 31, 2025 (continued)

	Units Outstanding	Net Assets		Expense Ratio (1)	Investment Income Ratio (2)	Total Return (3)
		Unit Value	In Whole $

Alger Capital Appreciation Portfolio Class S
2025	7,817	$109.09	$852,807	—	0.00%	32.52%
2024	7,309	82.32	601,674	—	0.00%	47.77%
2023	11,004	55.71	613,029	—	0.00%	42.78%
2022	10,972	39.02	428,103	—	0.00%	-36.69%
2021	12,846	61.62	791,639	—	0.00%	18.83%

AB VPS Relative Value Portfolio Class B(7)
2025	—	$—	$—	—	—	—
2024	—	—	—	—	—	—
2023	—	—	—	—	—	—
2022	—	—	—	—	—	—
2021	32,386	43.34	1,403,702	—	0.66%	27.84%

AB VPS Large Cap Growth Portfolio Class B(7)
2025	—	$—	$—	—	—	—
2024	—	—	—	—	—	—
2023	—	—	—	—	—	—
2022	—	—	—	—	—	—
2021	18,983	77.63	1,473,654	—	0.00%	28.65%

AB Sustainable Global Thematic Portfolio Class B
2025	7,479	$38.80	$290,200	—	0.00%	6.03%
2024	7,657	36.60	280,242	—	0.00%	5.96%
2023	7,644	34.54	264,002	—	0.03%	15.70%
2022	7,496	29.85	223,756	—	0.00%	-27.17%
2021	8,458	40.99	346,673	—	0.00%	22.57%

LVIP American Century Capital Appreciation Fund Standard Class II
2025	1,037	$50.51	$52,368	—	0.00%	6.72%
2024	1,431	47.33	67,735	—	0.00%	24.98%
2023	2,739	37.87	103,706	—	0.00%	20.69%
2022	1,661	31.38	52,099	—	0.00%	-28.11%
2021	662	43.65	28,887	—	0.00%	11.16%

LVIP American Century Mid Cap Value Fund Standard Class II
2025	4,181	$49.39	$206,497	—	1.81%	8.99%
2024	5,801	45.32	262,876	—	2.31%	8.73%
2023	6,635	41.68	276,549	—	2.36%	6.13%
2022	4,733	39.27	185,871	—	2.14%	-1.19%
2021	11,720	39.74	465,812	—	1.07%	23.20%

American Century VP Mid Cap Value Fund Class II(7)
2025	—	$—	$—	—	—	—
2024	—	—	—	—	—	—
2023	—	—	—	—	—	—
2022	—	—	—	—	—	—
2021	3,391	24.16	81,918	—	1.04%	23.02%

BlackRock Global Allocation V.I. Fund Class III
2025	306	$29.01	$8,871	—	3.81%	19.51%
2024	319	24.27	7,752	—	0.30%	8.93%
2023	2,716	22.28	60,526	—	2.46%	12.49%
2022	3,090	19.81	61,203	—	0.00%	-16.07%
2021	11,834	23.60	279,297	—	0.80%	6.42%

B-47

The Guardian Separate Account N

NOTES TO FINANCIAL STATEMENTS

December 31, 2025 (continued)

	Units Outstanding	Net Assets		Expense Ratio (1)	Investment Income Ratio (2)	Total Return (3)
		Unit Value	In Whole $

Davis Financial Portfolio
2025	21,506	$72.66	$1,562,571	—	1.80%	29.12%
2024	19,812	56.27	1,114,829	—	1.96%	29.50%
2023	20,314	43.45	882,697	—	2.19%	15.29%
2022	20,803	37.69	784,032	—	1.93%	-8.53%
2021	20,290	41.20	836,007	—	1.34%	30.54%

Davis Real Estate Portfolio
2025	33,900	$58.09	$1,969,221	—	2.49%	-5.71%
2024	39,195	61.61	2,414,702	—	2.01%	4.92%
2023	44,479	58.72	2,611,843	—	2.52%	10.65%
2022	47,819	53.07	2,537,619	—	1.69%	-26.80%
2021	49,068	72.50	3,557,375	—	1.21%	41.98%

Davis Value Portfolio(7)
2025	—	$—	$—	—	—	—
2024	—	—	—	—	—	—
2023	—	—	—	—	—	—
2022	—	—	—	—	—	—
2021	126,908	40.59	5,151,421	—	0.60%	17.85%

LVIP JPMorgan Short Duration Bond Fund (formerly LVIP Macquarie Limited Term Diversified Income Fund Service Class)
2025	—	$—	$39	—	3.57%	0.00%
2024	—	—	37	—	0.00%	-100.00%
2023	30,800	14.28	439,982	—	3.29%	4.68%
2022	31,303	13.65	427,181	—	2.26%	-4.40%
2021	14,907	14.27	212,812	—	1.33%	-1.05%

LVIP Fidelity Instituional AM Total Bond Fund (formerly LVIP Macquarie Diversified Income Fund Service Class)
2025	11,440	$18.71	$213,997	—	3.90%	6.40%
2024	12,420	17.58	218,365	—	6.15%	1.67%
2023	1,492	17.29	25,803	—	1.39%	5.94%
2022	1,415	16.32	23,096	—	2.76%	-14.12%
2021	1,444	19.01	27,448	—	0.57%	-1.62%

Nomura VIP Emerging Markets Series Class (formerly Macquarie VIP Emerging Markets Series Service Class)
2025	7,656	$30.53	$233,738	—	0.52%	80.77%
2024	2,964	16.89	50,054	—	2.18%	4.77%
2023	7,589	16.12	122,331	—	1.25%	13.45%
2022	5,003	14.21	71,091	—	3.19%	-27.81%
2021	7,015	19.68	138,085	—	0.07%	-3.13%

Nomura VIP Small Cap Growth Series Class (formerly Delaware IVY VIP Small Cap Growth Fund Class II)
2025	751	$40.93	$30,720	—	0.00%	13.39%
2024	735	36.09	26,498	—	0.00%	14.26%
2023	1,301	31.59	41,082	—	0.00%	13.04%
2022	652	27.95	18,192	—	0.00%	-26.77%
2021	2,034	38.16	77,598	—	0.80%	3.99%

B-48

The Guardian Separate Account N

NOTES TO FINANCIAL STATEMENTS

December 31, 2025 (continued)

	Units Outstanding	Net Assets		Expense Ratio (1)	Investment Income Ratio (2)	Total Return (3)
		Unit Value	In Whole $

Nomura VIP Mid Cap Growth Series Class (formerly Macquarie VIP Mid Cap Growth Series Service Class)
2025	13,780	$32.04	$441,460	—	0.00%	1.18%
2024	13,276	31.66	420,354	—	0.00%	2.20%
2023	12,277	30.98	380,355	—	0.00%	19.61%
2022	9,248	25.90	239,541	—	0.00%	-30.79%
2021	8,515	37.42	318,686	—	0.00%	16.36%

Allspring VT International Equity Fund(4)(5)
2025	—	$20.06	$—	—	—	—
2024	—	20.06	—	—	—	—
2023	—	19.87	—	—	—	15.56%
2022	—	17.20	—	—	—	-11.88%
2021	—	19.52	—	—	—	6.87%

Fidelity® VIP Contrafund Portfolio Service Class 2(7)
2025	—	$—	$—	—	—	—
2024	—	—	—	—	—	—
2023	—	—	—	—	—	—
2022	—	—	—	—	—	—
2021	152,859	67.05	10,249,598	—	0.03%	27.51%

Fidelity® VIP Equity-Income Portfolio Service Class 2
2025	33,483	$60.81	$2,036,083	—	1.72%	18.75%
2024	34,001	51.21	1,741,185	—	1.59%	15.06%
2023	35,602	44.51	1,584,597	—	1.69%	10.38%
2022	39,545	40.32	1,594,594	—	1.75%	-5.25%
2021	41,503	42.56	1,766,193	—	1.68%	24.60%

Fidelity® VIP Growth Opportunities Portfolio Service Class 2(7)
2025	—	$—	$—	—	—	—
2024	—	—	—	—	—	—
2023	—	—	—	—	—	—
2022	—	—	—	—	—	—
2021	39,321	69.93	2,749,670	—	0.00%	11.67%

Fidelity® VIP High Income Portfolio Service Class 2
2025	1,826	$25.06	$45,751	—	6.97%	10.31%
2024	1,787	22.72	40,601	—	4.73%	8.62%
2023	2,575	20.92	53,850	—	5.87%	10.24%
2022	3,977	18.97	75,464	—	6.82%	-11.67%
2021	5,938	21.48	127,572	—	7.23%	4.29%

Fidelity® VIP Mid Cap Portfolio Service Class 2(7)
2025	—	$—	$—	—	—	—
2024	—	—	—	—	—	—
2023	—	—	—	—	—	—
2022	—	—	—	—	—	—
2021	93,499	82.85	7,746,239	—	0.36%	25.31%

Fidelity® VIP Freedom 2020 Portfolio Service Class 2
2025	2,024	$28.16	$56,999	—	2.58%	12.99%
2024	2,037	24.92	50,754	—	2.67%	7.40%
2023	2,049	23.20	47,535	—	3.08%	12.22%
2022	1,400	20.67	28,936	—	2.00%	-15.97%
2021	2,532	24.60	62,298	—	0.87%	9.26%

B-49

The Guardian Separate Account N

NOTES TO FINANCIAL STATEMENTS

December 31, 2025 (continued)

	Units Outstanding	Net Assets		Expense Ratio (1)	Investment Income Ratio (2)	Total Return (3)
		Unit Value	In Whole $

Fidelity® VIP Freedom 2030 Portfolio Service Class 2
2025	2,555	$32.92	$84,115	—	2.20%	15.16%
2024	2,565	28.59	73,325	—	1.48%	9.14%
2023	4,022	26.19	105,345	—	1.38%	14.46%
2022	8,864	22.89	202,852	—	1.81%	-17.09%
2021	2,906	27.60	80,224	—	0.82%	12.07%

Fidelity® VIP Government Money Market Portfolio Service Class 2(5)
2025	2,331,048	$15.13	$35,277,421	—	3.64%	3.86%
2024	363,885	14.57	5,302,400	—	4.74%	4.83%
2023	468,511	13.90	6,512,095	—	4.52%	4.62%
2022	491,445	13.29	6,529,571	—	1.28%	1.25%
2021	393,619	13.12	5,165,194	—	0.01%	0.00%

Fidelity® VIP Index 500 Portfolio Initial Class
2025	92,076	$50.92	$4,688,137	—	1.18%	17.78%
2024	91,947	43.23	3,974,979	—	1.30%	24.90%
2023	93,132	34.61	3,223,598	—	1.56%	26.19%
2022	79,250	27.43	2,173,707	—	1.70%	-18.21%
2021	60,667	33.54	2,034,540	—	1.31%	28.58%

Templeton Growth VIP Fund Class 2
2025	7,491	$25.92	$194,183	—	0.18%	23.83%
2024	378	20.93	7,909	—	1.37%	5.40%
2023	4,291	19.86	85,231	—	3.21%	21.01%
2022	4,402	16.41	72,250	—	0.17%	-11.50%
2021	5,099	18.55	94,574	—	1.10%	4.87%

Templeton Global Bond VIP Fund Class 2
2025	4,391	$12.30	$54,013	—	0.00%	15.73%
2024	4,597	10.63	48,861	—	0.00%	-11.37%
2023	1,068	11.99	12,811	—	0.00%	2.88%
2022	4,566	11.66	53,218	—	0.00%	-4.95%
2021	1,898	12.26	23,270	—	0.00%	-4.99%

Templeton Foreign VIP Fund Class 2
2025	13,739	$16.60	$228,010	—	2.36%	29.19%
2024	19,015	12.85	244,269	—	1.46%	-1.00%
2023	9,808	12.98	127,263	—	1.59%	20.76%
2022	2,380	10.75	25,573	—	3.02%	-7.61%
2021	2,081	11.63	24,196	—	1.80%	4.16%

Franklin Mutual Shares VIP Fund Class 2
2025	11,217	$36.74	$412,054	—	2.07%	11.52%
2024	11,310	32.94	372,559	—	2.06%	11.27%
2023	16,505	29.60	488,625	—	1.86%	13.46%
2022	13,860	26.09	361,626	—	1.53%	-7.43%
2021	17,564	28.19	495,069	—	2.83%	19.17%

Franklin Small Cap Value VIP Fund Class 2
2025	4,916	$41.00	$201,538	—	0.96%	7.65%
2024	5,858	38.08	223,081	—	1.07%	11.71%
2023	8,050	34.09	274,467	—	0.51%	12.75%
2022	6,660	30.24	201,381	—	1.07%	-10.06%
2021	13,460	33.62	452,584	—	1.14%	25.37%

B-50

The Guardian Separate Account N

NOTES TO FINANCIAL STATEMENTS

December 31, 2025 (continued)

	Units Outstanding	Net Assets		Expense Ratio (1)	Investment Income Ratio (2)	Total Return (3)
		Unit Value	In Whole $

Morningstar Balanced ETF Asset Allocation Portfolio Class II
2025	—	$—	$21	—	1.96%	0.00%
2024	—	—	19	—	0.00%	-100.00%
2023	2,421	23.78	57,603	—	2.10%	12.82%
2022	2,266	21.08	47,773	—	2.33%	-12.88%
2021	743	24.20	17,989	—	1.71%	10.79%

Morningstar Growth ETF Asset Allocation Portfolio Class II
2025	2,155	$37.68	$81,206	—	1.50%	17.83%
2024	2,177	31.97	69,621	—	1.51%	12.67%
2023	2,201	28.38	62,473	—	1.78%	15.27%
2022	2,316	24.62	57,032	—	1.66%	-13.25%
2021	3,613	28.38	102,558	—	1.52%	14.88%

Morningstar Income and Growth ETF Asset Allocation Portfolio Class II
2025	1,162	$22.85	$26,552	—	2.63%	11.61%
2024	1,223	20.48	25,067	—	2.38%	7.97%
2023	1,270	18.97	24,106	—	7.19%	10.59%
2022	1	17.15	19	—	0.01%	-12.54%
2021	—	19.61	22	—	0.00%	6.47%

Janus Henderson Enterprise Portfolio Institutional Shares
2025	80,843	$45.52	$3,679,857	—	0.32%	7.67%
2024	89,350	42.28	3,777,296	—	0.74%	15.61%
2023	95,502	36.57	3,492,361	—	0.15%	18.07%
2022	105,773	30.97	3,275,946	—	0.37%	-15.94%
2021	112,104	36.84	4,130,426	—	0.32%	16.83%

Janus Henderson Forty Portfolio Institutional Shares
2025	56,032	$96.89	$5,429,171	—	0.30%	18.14%
2024	57,396	82.02	4,707,384	—	0.11%	28.47%
2023	58,591	63.84	3,740,479	—	0.18%	39.96%
2022	66,277	45.61	3,023,119	—	0.19%	-33.55%
2021	72,373	68.64	4,968,059	—	0.50%	22.90%

Janus Henderson Research Portfolio Institutional Shares
2025	36,860	$59.96	$2,210,028	—	0.12%	18.39%
2024	37,369	50.65	1,892,530	—	0.03%	35.31%
2023	39,072	37.43	1,462,386	—	0.14%	43.17%
2022	40,806	26.14	1,066,784	—	0.71%	-29.89%
2021	41,767	37.29	1,557,418	—	0.10%	20.33%

Janus Henderson Global Research Portfolio Institutional Shares
2025	91,232	$35.02	$3,194,684	—	0.74%	20.92%
2024	91,563	28.96	2,651,621	—	0.76%	23.58%
2023	94,853	23.43	2,222,719	—	0.94%	26.78%
2022	93,705	18.48	1,732,037	—	1.63%	-19.41%
2021	94,872	22.94	2,175,990	—	0.52%	18.09%

Janus Henderson Forty Portfolio Service Shares(7)
2025	—	$—	$—	—	—	—
2024	—	—	—	—	—	—
2023	—	—	—	—	—	—
2022	—	—	—	—	—	—
2021	12,692	54.41	690,634	—	0.52%	22.60%

B-51

The Guardian Separate Account N

NOTES TO FINANCIAL STATEMENTS

December 31, 2025 (continued)

	Units Outstanding	Net Assets		Expense Ratio (1)	Investment Income Ratio (2)	Total Return (3)
		Unit Value	In Whole $

Janus Henderson Research Portfolio Service Shares
2025	7,271	$77.36	$562,490	—	0.13%	18.10%
2024	4,792	65.50	313,891	—	0.00%	34.96%
2023	7,148	48.54	346,911	—	0.04%	44.55%
2022	2,693	33.58	90,429	—	0.57%	-30.91%
2021	3,863	48.60	187,707	—	0.01%	20.05%

Janus Henderson Enterprise Portfolio Service Shares(7)
2025	—	$—	$—	—	—	—
2024	—	—	—	—	—	—
2023	—	—	—	—	—	—
2022	—	—	—	—	—	—
2021	9,480	51.23	485,666	—	0.23%	16.54%

Janus Henderson Mid Cap Value Portfolio Service Shares
2025	872	$35.65	$31,066	—	1.62%	6.29%
2024	1,481	33.54	49,660	—	0.82%	12.80%
2023	983	29.73	29,219	—	0.73%	11.11%
2022	1,996	26.76	53,421	—	1.32%	-5.77%
2021	5,807	28.40	164,910	—	0.16%	19.42%

Janus Henderson Balanced Portfolio Service Shares
2025	—	$—	$1	—	2.53%	0.00%
2024	—	—	1	—	1.17%	-100.00%
2023	898	85.26	76,530	—	1.90%	15.13%
2022	424	74.05	31,375	—	1.12%	-16.62%
2021	203	88.81	17,990	—	1.05%	16.91%

Janus Henderson Global Research Portfolio Service Shares
2025	11,709	$49.54	$580,010	—	0.52%	20.60%
2024	966	41.07	39,665	—	0.61%	23.27%
2023	976	33.32	32,534	—	0.76%	26.47%
2022	1,075	26.35	28,312	—	0.00%	-19.61%
2021	1,705	32.77	55,882	—	0.36%	17.80%

MFS® Growth Series Initial Class
2025	37,654	$60.48	$2,277,335	—	0.00%	12.19%
2024	39,780	53.91	2,144,402	—	0.00%	31.47%
2023	40,798	41.00	1,672,910	—	0.00%	35.86%
2022	42,274	30.18	1,275,852	—	0.00%	-31.63%
2021	42,276	44.15	1,866,316	—	0.00%	23.53%

MFS® Investors Trust Series Initial Class(7)
2025	—	$—	$—	—	—	—
2024	—	—	—	—	—	—
2023	—	—	—	—	—	—
2022	—	—	—	—	—	—
2021	12,551	45.94	576,578	—	0.63%	26.81%

MFS® New Discovery Series Initial Class
2025	26,369	$55.40	$1,460,808	—	0.00%	12.96%
2024	29,288	49.04	1,436,342	—	0.00%	6.72%
2023	32,784	45.95	1,506,527	—	0.00%	14.41%
2022	34,390	40.16	1,381,239	—	0.00%	-29.76%
2021	41,019	57.18	2,345,468	—	0.00%	1.80%

B-52

The Guardian Separate Account N

NOTES TO FINANCIAL STATEMENTS

December 31, 2025 (continued)

	Units Outstanding	Net Assets		Expense Ratio (1)	Investment Income Ratio (2)	Total Return (3)
		Unit Value	In Whole $

MFS® Research Series Initial Class(7)
2025	—	$—	$—	—	—	—
2024	—	—	—	—	—	—
2023	—	—	—	—	—	—
2022	—	—	—	—	—	—
2021	5,939	42.14	250,301	—	0.53%	24.80%

MFS® Total Return Series Initial Class
2025	66,668	$50.47	$3,364,433	—	2.72%	11.16%
2024	73,251	45.40	3,325,404	—	2.46%	7.75%
2023	75,463	42.13	3,179,374	—	2.08%	10.44%
2022	85,654	38.15	3,267,508	—	1.71%	-9.58%
2021	93,375	42.19	3,939,502	—	1.80%	14.12%

MFS® Growth Series Service Class(7)
2025	—	$—	$—	—	—	—
2024	—	—	—	—	—	—
2023	—	—	—	—	—	—
2022	—	—	—	—	—	—
2021	20,103	61.12	1,228,786	—	0.00%	23.24%

MFS® VIT II Income Portfolio Series Service Class(7)
2025	—	$—	$—	—	—	—
2024	—	—	—	—	—	—
2023	—	—	—	—	—	—
2022	—	—	—	—	—	—
2021	912	19.36	17,650	—	0.00%	0.10%

MFS® Research Series Service Class(8)
2025	—	$—	$—	NA	NA	NA
2024	148	52.60	7,778	—	0.38%	18.56%
2023	28	44.37	1,221	—	0.16%	22.12%
2022	8	36.33	305	—	0.20%	-17.43%
2021	4,338	44.00	190,863	—	0.42%	24.51%

MFS® Total Return Series Service Class(7)
2025	—	$—	$—	—	—	—
2024	—	—	—	—	—	—
2023	—	—	—	—	—	—
2022	—	—	—	—	—	—
2021	18,689	26.46	494,543	—	1.64%	13.84%

MFS® Investors Trust Series Service Class(8)
2025	—	$—	$—	NA	NA	NA
2024	1,429	34.97	49,966	—	0.46%	19.22%
2023	1,178	29.33	34,547	—	0.48%	18.66%
2022	1,016	24.72	25,119	—	0.39%	-16.69%
2021	1,044	29.67	30,959	—	0.38%	26.51%

MFS® New Discovery Series Service Class(7)
2025	—	$—	$—	—	—	—
2024	—	—	—	—	—	—
2023	—	—	—	—	—	—
2022	—	—	—	—	—	—
2021	10,858	30.49	331,050	—	0.00%	1.57%

PIMCO Real Return Portfolio Advisor Class
2025	9,609	$16.85	$161,865	—	3.23%	7.76%
2024	15,332	15.63	239,658	—	2.25%	2.03%
2023	6,143	15.32	94,110	—	2.91%	3.57%
2022	5,664	14.79	83,776	—	6.91%	-12.00%
2021	4,985	16.81	83,771	—	3.82%	5.50%

B-53

The Guardian Separate Account N

NOTES TO FINANCIAL STATEMENTS

December 31, 2025 (continued)

	Units Outstanding	Net Assets		Expense Ratio (1)	Investment Income Ratio (2)	Total Return (3)
		Unit Value	In Whole $

PIMCO Total Return Portfolio Advisor Class
2025	16,714	$16.04	$267,960	—	4.00%	8.79%
2024	12,138	14.74	178,876	—	3.94%	2.43%
2023	14,569	14.39	209,614	—	3.46%	5.83%
2022	14,215	13.60	193,255	—	2.38%	-14.40%
2021	32,112	15.88	510,022	—	1.73%	-1.37%

ClearBridge Variable Appreciation Portfolio Class II(8)
2025	—	$—	$—	NA	NA	NA
2024	—	—	—	—	0.06%	-100.00%
2023	357	87.73	31,325	—	0.62%	19.39%
2022	581	73.48	42,712	—	0.72%	-12.65%
2021	389	84.12	32,722	—	0.30%	23.34%

ClearBridge Variable Mid Cap Core Portfolio Class II
2025	—	$—	$—	—	0.00%	0.00%
2024	—	—	—	—	0.00%	-100.00%
2023	508	39.74	20,185	—	0.02%	12.62%
2022	516	35.29	18,216	—	0.10%	-25.50%
2021	259	47.36	12,278	—	0.03%	28.39%

ClearBridge Variable Small Cap Growth Portfolio Class II(7)
2025	—	$—	$—	—	—	—
2024	—	—	—	—	—	—
2023	—	—	—	—	—	—
2022	—	—	—	—	—	—
2021	3,115	73.08	227,627	—	0.00%	12.31%

Columbia Variable Portfolio- Small Cap Value Fund Class 2(7)
2025	—	$—	$—	—	—	—
2024	—	—	—	—	—	—
2023	—	—	—	—	—	—
2022	—	—	—	—	—	—
2021	3,036	23.47	71,272	—	0.51%	28.80%

Putnam VT Core Equity Fund Class IB
2025	1,387	$40.83	$56,611	—	0.39%	16.81%
2024	1,197	34.96	41,828	—	0.57%	26.96%
2023	998	27.53	27,478	—	0.46%	28.08%
2022	1,026	21.50	22,063	—	0.60%	-15.77%
2021	667	25.52	17,021	—	0.59%	31.01%

Victory Pioneer Equity Income VCT Portfolio (formerly Pioneer Equity Income VCT Portfolio Class II)
2025	3,955	$29.36	$116,110	—	2.04%	11.13%
2024	3,587	26.41	94,750	—	1.98%	10.97%
2023	3,209	23.80	76,385	—	1.65%	7.17%
2022	3,499	22.21	77,716	—	1.61%	-7.94%
2021	2,544	24.13	61,380	—	1.24%	25.33%

(1)	These amounts represent the annualized policy expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to policyowner accounts through the redemption of units and expenses of the underlying fund have been excluded.

B-54

The Guardian Separate Account N

NOTES TO FINANCIAL STATEMENTS

December 31, 2025 (continued)

(2)	These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the year to date daily average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against policyowner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests. The investment income ratio is annualized in the initial year in which units of a product were purchased.
(3)	Total returns are not annualized for periods less than a year. These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment divisions with a date notation indicate the effective date of that investment division in the variable account. The total returns are calculated for each period indicated or from the effective date through the end of the reporting period.
(4)	No policies investing in this investment option as of December 31, 2022.
(5)	As of April 30, 2024, certain funds were liquidated as a result of fund liquidation and no longer available as an investment allocation option under this contract. After the liquidation date, any accumulation value remaining in the liquidated funds were transferred to each respective Fidelity VIP Government Money Market Portfolio Service Class 2 Fund. The expense ratio, investment income ratio and total returns were not applicable as of December 31, 2024 as a result of liquidation.
(6)	Portfolio commenced operations April 29, 2022.
(7)	As of April 29, 2022, certain funds were liquidated as a result of fund substitution and no longer available as an investment allocation option under this contract. After the liquidation date, any accumulation value remaining in the liquidated funds were transferred to each respective Guardian VIP Fund. The expense ratio, investment income ratio and total returns were not applicable as of December 31, 2022 as a result of liquidation.
(8)	As of April 25, 2025, certain funds were liquidated as a result of fund substitution and no longer available as an investment allocation option under this contract. After the liquidation date, any accumulation value remaining in the liquidated funds were transferred to each respective Guardian VIP Fund. The expense ratio, investment income ratio and total returns were not applicable as of December 31, 2025 as a result of liquidation.
(9)	As of June 27, 2025, the Victory Sophus Emerging Markets VIP Series Fund was liquidated and no longer available as an investment allocation option under this contract. After the liquidation date, any accumulation value remaining in the Victory Sophus Emerging Markets VIP Series Fund was transferred to the Fidelity VIP Government Money Market Portfolio Service Class 2.
(10)	As of August 29, 2025, certain funds were liquidated and no longer available as an investment allocation option under this contract. After the liquidation date, any accumulation value remaining in the liquidated funds were transferred to the Fidelity VIP Government Money Market Portfolio Service Class 2.

B-55

REPORT OF INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

To the Board of Directors of The Guardian Insurance & Annuity Company, Inc. and the Policyowners of The Guardian Separate Account N

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the investment options of The Guardian Separate Account N indicated in the table below as of December 31, 2025, and the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the investment options of The Guardian Separate Account N as of December 31, 2025, and the results of each of their operations and the changes in each of their net assets for the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

Guardian Integrated Research VIP Fund(1)

Guardian Large Cap Disciplined Growth VIP Fund(1)

Guardian Total Return Bond VIP Fund(1)

Guardian Small Cap Value Diversified VIP Fund(1)

Guardian All Cap Core VIP Fund(1)

Guardian Select Mid Cap Core VIP Fund(1)

Guardian Small Mid Cap Core VIP Fund(1)

Guardian Strategic Large Cap Core VIP Fund(1)

Guardian Core Fixed Income VIP Fund(1)

Guardian Short Duration Bond VIP Fund(1)

Guardian Balanced Allocation VIP Fund(1)

Guardian Equity Income VIP Fund(1)

Victory RS Large Cap Alpha VIP Series(2)

Victory 500 Index VIP Series(4)

Victory High Yield VIP Series(4)

Victory RS International VIP Series(4)

Victory Sophus Emerging Markets VIP Series(3)

Victory RS Small Cap Growth Equity VIP Series(4)

Gabelli Capital Asset Fund(2)

Invesco V.I. American Franchise Fund Series I(1)

Invesco V.I. Equity and Income Fund Series I(1)

Invesco V.I. Core Equity Fund Series II(2)

Invesco V.I. Government Securities Fund Series II(1)

Invesco V.I. Main Street Mid Cap Fund Series II(1)

Invesco V.I. Equity and Income Fund Series II(1)

Invesco V.I. American Franchise Fund Series II(1)

Invesco V.I. Global Fund Series II(1)

Alger Capital Appreciation Portfolio Class S(1)

AB Sustainable Global Thematic Portfolio Class B(1)

LVIP American Century Capital Appreciation Fund Standard Class II(1)

LVIP American Century Mid Cap Value Fund Standard Class II(1)

BlackRock Global Allocation V.I. Fund Class III

Davis Financial Portfolio(1)

Davis Real Estate Portfolio(1)

LVIP JPMorgan Short Duration Bond Fund(1)

LVIP Fidelity Institutional AM Total Bond Fund(1)

Allspring VT International Equity Fund

Nomura VIP Small Cap Growth Series Class(1)

Nomura VIP Mid Cap Growth Series Class(1)

Fidelity VIP Equity-Income Portfolio Service Class 2(1)

Fidelity VIP High Income Portfolio Service Class 2(1)

Fidelity VIP Freedom 2020 Portfolio Service Class 2(1)

Fidelity VIP Freedom 2030 Portfolio Service Class 2(1)

Fidelity VIP Government Money Market Portfolio Service Class 2(1)

Fidelity VIP Index 500 Portfolio Initial Class(1)

Templeton Growth VIP Fund Class 2(1)

Templeton Global Bond VIP Fund Class 2(1)

Templeton Foreign VIP Fund Class 2(1)

Franklin Mutual Shares VIP Fund Class 2(1)

Franklin Small Cap Value VIP Fund Class 2(1)

Morningstar Balanced ETF Asset Allocation Portfolio Class II(1)

Morningstar Growth ETF Asset Allocation Portfolio Class II(1)

Morningstar Income and Growth ETF Asset Allocation Portfolio Class II(1)

Janus Henderson Enterprise Portfolio Institutional Shares(1)

Janus Henderson Forty Portfolio Institutional Shares(1)

Janus Henderson Research Portfolio Institutional Shares(1)

Janus Henderson Global Research Portfolio Institutional Shares(1)

Janus Henderson Research Portfolio Service Shares(1)

Janus Henderson Mid Cap Value Portfolio Service Shares(1)

Janus Henderson Balanced Portfolio Service Shares(1)

Janus Henderson Global Research Portfolio Service Shares(1)

MFS® Growth Series Initial Class(1)

MFS® New Discovery Series Initial Class(1)

MFS® Total Return Series Initial Class(1)

MFS® Research Series Service Class(2)

MFS® Investors Trust Series Service Class(2)

PIMCO Real Return Portfolio Advisor Class(1)

PIMCO Total Return Portfolio Advisor Class(1)

ClearBridge Variable Appreciation Portfolio Class II(2)

ClearBridge Variable Mid Cap Portfolio Class II(1)

B-56

Putnam VT Core Equity Fund Class IB(1)

Victory Pioneer Equity Income VCT Portfolio(1)

Nomura VIP Emerging Markets Series Class(1)

1.	Statement of operations for the year ended December 31, 2025, and statement of changes in net assets for the years ended December 31, 2025, and 2024.
2.	Statement of operations for the period January 1, 2025, through April 25, 2025 (date of liquidation) and statement of changes in net assets for the period January 1, 2025, through April 25, 2025 (date of liquidation) and the year ended December 31, 2024.
3.	Statement of operations for the period January 1, 2025, through June 27, 2025 (date of liquidation) and statement of changes in net assets for the period January 1, 2025, through June 27, 2025 (date of liquidation) and the year ended December 31, 2024.
4.	Statement of operations for the period January 1, 2025, through August 29, 2025 (date of liquidation) and statement of changes in net assets for the period January 1, 2025, through August 29, 2025 (date of liquidation) and the year ended December 31, 2024.

Basis for Opinions

These financial statements are the responsibility of The Guardian Insurance & Annuity Company, Inc.’s management. Our responsibility is to express an opinion on the financial statements of each of the investment options of The Guardian Separate Account N based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the investment options of The Guardian Separate Account N in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2025, by correspondence with the custodians of the investee mutual funds. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

New York, New York

April 17, 2026

We have served as the auditor of one or more of the investment options of The Guardian Separate Account N since 2000.

B-57